[L O G O]

January 10, 1997

Dear Shareholder:

     We're pleased to present you with the semi-annual report on the financial conditions for the Performance Family of Funds for the period ending November 30, 1996. The Performance Funds are comprised of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Equity Fund, and The Mid Cap Growth Fund and are managed by Trustmark National Bank.

ECONOMIC REVIEW

     The six months covered by this report were a reminder of how volatile financial markets can be. On May 31, 1996, the Standard & Poor's 500 Stock Index stood at 669.12. In a two week period in July the S&P 500 tumbled to a period low of 626.25 (-6.41%) as disappointing corporate earnings, a six year low in unemployment, and interest rate fears precipitated a sell-off in technology and healthcare stocks. Recovering quickly, the S&P 500 rebounded to close at an all-time high of 757.02 on November 29, 1996 (up 20.88% off its July low).

     For the period, the U.S. equity and fixed income markets seemed to react to almost every economic release, particularly the employment number. In his semi-annual Humphrey-Hawkins testimony, Fed Chairman Alan Greenspan addressed concerns regarding continued strong employment (the August unemployment rate reached a seven year low of 5.1%). The unemployment rate has now been below 6.0% since August, 1994.

     While the financial markets were volatile, the inflation news continued to be favorable. Since the Fed last cut the Fed Funds Rate to 5.25% in January, both the CPI (3.3%) and the PPI (3.0%) as well as GDP growth (2.2%) bode well for the markets. However, continued tightness in the labor market and upward pressure on wages could give the Fed a catalyst to implement a restrictive monetary policy.

     While no one can predict the future performance of securities markets, history has shown that over the long term, stocks and bonds have delivered impressive results when left to compound. For this reason, we urge you to exercise patience, review your investment program with your investment representative, and focus not on short-term market movements, but on long-term investment goals.

     As always, we appreciate your support, welcome your questions and look forward to serving you in years to come.

Sincerely,

/s/  JOHN J. PILEGGI

John J. Pileggi
Chairman of the Board

                           PORTFOLIO MANAGER'S REPORT

                         PERFORMANCE MONEY MARKET FUND

     The Performance Money Market Fund provided investors with a return of 2.63% (2.51% for the consumer class) for the 6 months ended November 30, 1996. During this period, the 7-day yield of the fund increased by 11 basis points to 5.21% from 5.10% on May 31. This was due to a longer weighted average maturity of the Fund which captured higher rates available in the 1-year sector of the yield curve. The fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers' acceptances, commercial paper and repurchase agreements. The Fund is considered a "first tier" Fund as result of the high quality of the Fund's holdings. An investment in the fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate and there can be assurance that the fund will be able to maintain a stable NAV of $1.00 per share.

                                          Signed,

                                          [Signature]

                                          Kelly Collins
                                          Government Securities Trader
                                          Trustmark National Bank

                 PERFORMANCE SHORT TERM GOVERNMENT INCOME FUND

     The shareholders of the Short Term Government Income Fund realized a return of 3.94% during the 6 month period ending November 30, 1996. (Consumer class shareholders returned 3.69% during the same period.) Price volatility of the fund, measured by duration, is comparable to the measured duration of the Lehman Brothers 1-3 Year Government Index.* During the period, yields on 2 Year and 3 Year Treasury Notes fell 59 and 67 basis points respectively. The Fund's duration profile under this interest rate environment enabled the share price to increase $.11 per share from $9.75 To $9.86.

     Consistent with the objectives of the Fund, these returns were realized primarily on short term government securities, with a minor weighting in high grade corporate bonds, and short mortgage related securities. We will continue to emphasize high quality securities and strive to provide higher returns than are generally available from Money Market Funds, while maintaining low levels of volatility in price per share.

                                          Signed,

                                          [Signature]

                                          Jonathan Rogers
                                          Vice President
                                          Trustmark National Bank

---------------
* The Funds performance is compared to the Lehman Brothers, 1-3 Year Government Index, which represents the performance of U.S. Government bonds with maturities of 1 to 3 years. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Performance Short Term Government Income Fund reflects the deduction of fees for these value added services. Past Performance is not predictive of future results. The investment return and NAV will fluctuate, so that a investor's shares, when redeemed, maybe worth more or less then the original cost.

              PERFORMANCE INTERMEDIATE TERM GOVERNMENT INCOME FUND

     For the six months ended November 30, 1996 the Performance Intermediate Government Income Fund returned 6.59% (consumer class 6.46%) to its shareholders. Share price, as measured by net asset value, increased from $9.82 on May 31, 1996 to $10.17 on November 29, 1996.

     While the fixed income markets were somewhat rangebound in June and July as moderate growth and subdued inflation were the news, August started with a bearish tone as strong economic data, fears of rising inflation, and anticipated Fed tightening sent interest rates higher across the entire yield curve. While inflation remained benign at the producer and consumer levels, concern focused on wage inflation as the year-over-year rise in wages reached 3.6% the quarter ended September. August's 20 basis point rise in interest rates was cancelled by September's subsequent 20 basis point drop in interest rates in response to the Fed's decision to leave rates unchanged. October and November's combined 50 basis point drop in interest rates was fueled primarily by favorable employment payroll/cost releases.

     On November 30th, approximately 75% of the Fund's assets were invested in U.S. Treasury and U.S. Agency securities while the other 25% consisted primarily of high quality corporate debt. The Fund's average maturity was 7.90 years with an average coupon of 6.79%.

     The Fund continues to be managed with an investment objective to provide shareholders with a relative level of current income, with total return a secondary consideration. Our investment approach, which utilized lower portfolio turnover, added value to the Fund's shares by reducing unnecessary transaction costs which are ultimately borne by shareholders. Shareholders are reminded that volatility is inherent in fixed income securities, and we encourage shareholders to view their investment using long term investment goals, not short term market movements.

     We appreciate your participation in The Performance Intermediate Term Government Fund and welcome your comments and suggestions.

                                          Signed,

                                          [Signature]

                                          Robert H. Spaulding
                                          Vice President & Trust Investment
                                          Officer
                                          Trustmark National Bank

                            PERFORMANCE EQUITY FUND

    For the six months ended November 30, 1996, the Equity Fund had a return of 15.73%, compared to the S&P 500* return of 13.44%. During this period the market continued to see lower interest rates, which enabled our financial and consumer sectors to perform very well. Here we saw Allstate up 44%, Bank of Boston up 43%, and Walgreen up 32%. Other areas which helped our performance were the health related stocks and technology stocks. Bristol Myers was up 35%, Abbott Labs up 30%, Hewlett Packard up 49%, Intel up 68% and IBM up 50%.

    The spectre of higher interest rates may well cause more concern over future earnings revisions, thereby bringing more volatility to the markets. We are entering a period where individual stock selection will be of utmost importance.

    Our efforts and resources continue to be directed at security selection and not at market timing.

                              TEN LARGEST HOLDINGS

    1. General Electric Company         4. Intel (2.0%)              8. Merck (1.7%)
      (3.3%)                            5. Royal Dutch (1.9%)        9. IBM (1.5%)
    2. Coca-Cola (2.5%)                 6. Schering Plough (1.8%)    10. Procter & Gamble (1.5%)
    3. Exxon (2.3%)                     7. Microsoft (1.8%)

                                         Signed,

                                         [Signature]

                                         Charles H. Windham, Jr.
                                         Vice President
                                         Trustmark National Bank
---------------
* The Funds performance is compared to the Standard & Poor's 500 stock index, which reflects the performance of the U.S. Stock Market as a whole. The index is unmanaged and does not reflect the deductions of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Performance Equity Fund reflects the deduction of fees for these value added services. Past performance is not predictive of future results. The NAV will fluctuate, so that an investor's shares when redeemed may be worth more or less then the original cost.

                         PERFORMANCE MIDCAP GROWTH FUND

    For the period June 1, 1996 to November 30, 1996, the MidCap Growth Fund returned 9.59%. This compares favorably to the S&P MidCap 400** Index which returned 7.46% during the same period.

    The Business Services sector was a strong contributor to the Fund's return for the period. Positions in Equifax and PHH Services increased by more than 30%. Holdings in the Technology sector also boosted results. American Power Conversion and BMC Software were among the winners in the sector. Smith International and Tosco, in the Energy sector, did very well for the six months. In addition, the Retail and Financial sectors also featured big returns. Positions in the Temporary Staffing area, notably Manpower Inc. and Olsten Corp, provided disappointing results.

     The Fund focuses on those companies in the MidCap Index with increasing earnings prospects and attractive valuations. We plan to continue to direct our concentration on the operating results of individual companies and not on market timing. Listed below are the 10 largest holdings in the Fund at November 30, 1996.

                              TEN LARGEST HOLDINGS

    1. Equifax (2.0%)               4. Quantum Computer (1.6%)      8. Franklin Resources (1.5%)
    2. Stryker (1.7%)               5. Arrow Electronics (1.6%)     9. Edwards (A. G.) (1.5%)
    3. State Street Boston (1.7%)   6. Smith International (1.6%)   10. AFLAC Inc. (1.5%)
                                    7. Varian Associates (1.5%)

                                         Signed,

                                         [Signature]

                                         Douglas H. Ralston, CFA
                                         Vice President
                                         Trustmark National Bank
---------------
** The Funds performance is compared to the Standard & Poor's MidCap 400 Stock
   Index, which represents the performance of domestically treated mid sized companies. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. The performance of the Performance MidCap Growth Fund reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment and NAV will fluctuate so that an investors shares when redeemed may be worth more or less the original cost.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Portfolio of Investments
November 30, 1996
(Unaudited)

                                                                                     YIELD TO
                                                                        CREDIT       MATURITY
 PRINCIPAL                                                             RATINGS**    ON DATE OF      VALUE
  AMOUNT                                                              (UNAUDITED)    PURCHASE     (NOTE 2A)
-----------                                                           -----------   ----------   ------------
              COMMERCIAL PAPER -- 62.6%
              Abbott Laboratories
$ 5,000,000   12/3/1996.............................................   A-1+/P-1        5.37%     $  4,998,542
  5,000,000   12/27/1996............................................   A-1+/P-1        5.35         4,981,114
              Albertson's Inc.
  7,000,000   12/18/1996............................................   A-1/P-1         5.34         6,982,646
              American Greetings Corporation
  4,000,000   12/4/1996.............................................   A-1/P-1         5.35         3,998,250
  5,000,000   12/12/1996............................................   A-1/P-1         5.35         4,991,949
  5,000,000   12/13/1996............................................   A-1/P-1         5.35         4,991,217
              Associates Corporation
  4,000,000   12/2/1996.............................................   A-1+/P-1        5.37         3,999,415
  5,000,000   1/8/1997..............................................   A-1+/P-1        5.41         4,971,975
  6,000,000   1/9/1997..............................................   A-1+/P-1        5.41         5,965,485
  4,000,000   1/15/1997.............................................   A-1+/P-1        5.42         3,973,450
              Bank America Corporation
  5,000,000   1/21/1997.............................................   A-1/P-1         5.45         4,962,458
  2,000,000   3/25/1997.............................................   A-1/P-1         5.48         1,966,433
              Bellsouth Telecommunications
  3,575,000   12/20/1996............................................   A-1+/P-1        5.34         3,565,094
              Cargill, Inc.
  5,000,000   12/13/1996............................................   A-1+/P-1        5.31         4,991,283
  7,000,000   12/20/1996............................................   A-1+/P-1        5.36         6,980,641
  5,000,000   1/3/1997..............................................   A-1+/P-1        5.38         4,975,800
              Coca-Cola
  5,000,000   12/19/1996............................................   A-1+/P-1        5.39         4,986,750
              Commercial Credit Corporation
  5,000,000   1/9/1997..............................................   A-1/P-1         5.41         4,971,237
  8,000,000   1/14/1997.............................................   A-1/P-1         5.42         7,948,080
              duPont (EI) De Nemours & Company
 10,000,000   12/5/1996.............................................   A-1+/P-1        5.33         9,994,200
  4,000,000   12/11/1996............................................   A-1+/P-1        5.33         3,994,167
              Ford Motor Credit Company
  2,500,000   12/3/1996.............................................   A-1/P-1         5.35         2,499,271
  2,400,000   12/9/1996.............................................   A-1/P-1         5.36         2,397,200
  4,000,000   12/9/1996.............................................   A-1/P-1         5.36         3,995,333
  2,000,000   1/6/1997..............................................   A-1/P-1         5.41         1,989,380
  7,000,000   1/14/1997.............................................   A-1/P-1         5.44         6,954,399
              General Electric Capital Corporation
  4,000,000   1/10/1997.............................................   A-1+/P-1        5.43         3,976,356
  5,000,000   12/4/1996.............................................   A-1+/P-1        5.35         4,997,817
  5,000,000   1/6/1997..............................................   A-1+/P-1        5.42         4,973,400
  5,000,000   1/21/1997.............................................   A-1+/P-1        5.55         4,961,892
              Hershey Foods Corporation
 11,000,000   1/13/1997.............................................   A-1+/P-1        5.37        10,930,889

See Footnotes to Portfolios and accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1996
(Unaudited)

                                                                                     YIELD TO
                                                                        CREDIT       MATURITY
 PRINCIPAL                                                             RATINGS**    ON DATE OF      VALUE
  AMOUNT                                                              (UNAUDITED)    PURCHASE     (NOTE 2A)
-----------                                                           -----------   ----------   ------------
              COMMERCIAL PAPER (CONTINUED)
              Kimberly-Clark
$ 5,700,000   12/30/1996............................................   A-1+/P-1        5.35%     $  5,675,894
              McDonalds Corporation
  5,000,000   12/31/1996............................................   A-1+/P-1        5.41         4,978,042
              Merrill Lynch
  3,500,000   12/6/1996.............................................   A-1+/P-1        5.37         3,497,443
  5,000,000   1/2/1997..............................................   A-1+/P-1        5.42         4,976,356
  2,500,000   1/7/1997..............................................   A-1+/P-1        5.42         2,486,331
  4,000,000   1/13/1997.............................................   A-1+/P-1        5.48         3,974,487
  3,000,000   1/21/1997.............................................   A-1+/P-1        5.61         2,976,880
              Minnesota Mining & Manufacturing Company
    975,000   12/16/1996............................................   A-1+/P-1        5.36           972,875
  5,826,000   12/20/1996............................................   A-1+/P-1        5.34         5,809,857
              Motorola, Incorporated
  3,500,000   12/9/1996.............................................   A-1+/P-1        5.33         3,495,917
  3,400,000   12/10/1996............................................   A-1+/P-1        5.43         3,395,529
  3,400,000   12/13/1996............................................   A-1+/P-1        5.33         3,394,050
  1,997,000   12/19/1996............................................   A-1+/P-1        5.35         1,991,748
  2,500,000   12/23/1996............................................   A-1+/P-1        5.34         2,491,979
              PepsiCo., Inc.
  5,000,000   12/6/1996.............................................   A-1/P-1         5.32         4,996,361
              Procter & Gamble Company
 10,000,000   1/6/1997..............................................   A-1+/P-1        5.35         9,947,500
              Stanley Works
  2,000,000   12/6/1996.............................................   A-1/P-1         5.56         1,998,494
              Toys 'R' US, Inc.
  5,000,000   12/9/1996.............................................   A-1/P-1         5.31         4,993,328
              Wal-Mart
  2,900,000   12/2/1996.............................................   A-1+/P-1        5.34         2,899,575
              Walt Disney Company
  5,000,000   12/2/1996.............................................   A-1/P-1         5.33         4,999,275
  5,000,000   1/21/1997.............................................   A-1/P-1         5.56         4,961,821
  7,000,000   1/7/1997..............................................   A-1/P-1         5.36         6,962,157
                                                                                                 ------------
              TOTAL COMMERCIAL PAPER (Cost $248,742,022)......................................    248,742,022
                                                                                                 ------------
              GOVERNMENT AGENCIES -- 20.2%
              Federal Home Loan Bank Discount Notes
  5,000,000   12/10/1996............................................   NR/Aaa          5.69         4,993,150
                                                                                                 ------------
              Federal Home Loan Bank
  2,050,000   12/23/1996............................................   NR/Aaa          4.81         2,048,916
  3,000,000   1/10/1997.............................................   NR/Aaa          5.51         3,000,000
  2,500,000   3/14/1997.............................................   NR/Aaa          5.44         2,497,087
  5,000,000   3/18/1997.............................................   NR/Aaa          5.37         5,000,000
  3,000,000   3/28/1997.............................................   NR/Aaa          5.67         3,000,000

See Footnotes to Portfolios and accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1996
(Unaudited)

              GOVERNMENT AGENCIES (CONTINUED)
                                                                                     YIELD TO
  SHARES/                                                               CREDIT       MATURITY
 PRINCIPAL                                                             RATINGS**    ON DATE OF      VALUE
  AMOUNT                                                              (UNAUDITED)    PURCHASE     (NOTE 2A)
-----------                                                           -----------   ----------   ------------

$ 3,500,000   8/12/1997.............................................   NR/Aaa          6.08%     $  3,500,868
  5,000,000   11/4/1997.............................................   NR/Aaa          5.88         5,000,000
  2,500,000   11/5/1997.............................................   NR/Aaa          5.85         2,500,000
  3,000,000   11/7/1997.............................................   NR/Aaa          5.64         2,999,562
                                                                                                 ------------
                                                                                                   29,546,433
                                                                                                 ------------
              Federal Home Loan Mortgage Corp.
  1,000,000   10/20/1997............................................   NR/Aaa          6.10         1,000,000
                                                                                                 ------------
              Federal National Mortgage Association Discount Notes
  5,000,000   12/27/1996............................................   NR/Aaa          5.67         4,980,355
  5,000,000   2/26/1997.............................................   NR/Aaa          5.52         4,935,958
 10,000,000   3/11/1997.............................................   NR/Aaa          5.61         9,852,222
  5,000,000   3/17/1997.............................................   NR/Aaa          5.50         4,922,119
  6,000,000   6/9/1997..............................................   NR/Aaa          5.68         5,829,317
                                                                                                 ------------
                                                                                                   30,519,971
                                                                                                 ------------
              Federal National Mortgage Association
  4,000,000   12/19/1996............................................   NR/Aaa          5.71         4,000,000
  5,000,000   10/29/1997............................................   NR/Aaa          5.61         4,997,522
                                                                                                 ------------
                                                                                                    8,997,522
                                                                                                 ------------
              Federal Farm Credit Bank
  1,500,000   9/3/1997..............................................   NR/Aaa          5.72         1,495,676
                                                                                                 ------------
              Student Loan Marketing Loan Association
  3,800,000   11/7/1997.............................................   NR/Aaa          5.90         3,800,000
                                                                                                 ------------
              TOTAL GOVERNMENT AGENCIES (Cost $80,352,752)....................................     80,352,752
                                                                                                 ------------
              BANKERS' ACCEPTANCES -- 4.7%
              Suntrust Bank
  4,000,000   12/4/1996.............................................   A-1+/P-1        5.35         3,998,243
  9,546,016   12/9/1996.............................................   A-1+/P-1        5.33         9,534,879
  5,000,000   12/10/1996............................................   A-1+/P-1        5.38         4,993,425
                                                                                                 ------------
              TOTAL BANKERS' ACCEPTANCES (Cost $18,526,547)...................................     18,526,547
                                                                                                 ------------
              U.S. TREASURY OBLIGATIONS -- 5.2%
              U.S. Treasury Bills,
  1,200,000   3/6/1997..............................................   AAA/Aaa         5.42         1,183,623
  5,000,000   5/1/1997..............................................   AAA/Aaa         5.73         4,887,799
              U.S. Treasury Notes,
  5,000,000   7/31/1997.............................................   AAA/Aaa         5.95         5,001,372
              U.S. Treasury Strips,
 10,000,000   5/15/1997.............................................   AAA/Aaa         6.15         9,748,052
                                                                                                 ------------
              TOTAL U. S. TREASURY OBLIGATIONS (Cost $20,820,846).............................     20,820,846
                                                                                                 ------------

See Footnotes to Portfolios and accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1996
(Unaudited)

                                                                                     YIELD TO
                                                                        CREDIT       MATURITY
 PRINCIPAL                                                             RATINGS**    ON DATE OF      VALUE
  AMOUNT                                                              (UNAUDITED)    PURCHASE     (NOTE 2A)
-----------                                                           -----------   ----------   ------------
              MONEY MARKET ACCOUNT -- 0.7%
$ 2,599,585   Short-Term Investments Co. Prime Portfolio
              (Cost $2,599,585).....................................   AAA/Aaa         5.03%     $  2,599,585
                                                                                                 ------------
              TOTAL INVESTMENTS -- 93.4%
              (Cost $371,041,752)*............................................................    371,041,752
                                                                                                 ------------
*The cost of securities for Federal income tax purposes is substantially the same.
              REPURCHASE AGREEMENT -- 6.8%
$27,000,000   Bank of America (dated 11/29/96), 5.65%, 12/2/1996....   NR/NR           5.65      $ 27,000,000
                                                                                                 ------------
              (Proceeds at maturity $27,012,712)
              Collateralized by:
              U.S. Treasury Notes
              $27,541,063, 6.25%, 10/15/06
              TOTAL INVESTMENTS AND REPURCHASE AGREEMENT -- 100.2%
              (Cost $398,041,752)*............................................................    398,041,752
              LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.2%...................................       (804,722)
                                                                                                 ------------
              NET ASSETS -- 100.0%............................................................   $397,237,030
                                                                                                 =============

See Footnotes to Portfolios and accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Portfolio of Investments
November 30, 1996

  SHARES/
 PRINCIPAL                                                                                        MARKET
  AMOUNT                                                                            COST          VALUE
-----------                                                                     ------------   ------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.4%
$ 2,000,000   Federal Farm Credit Bank 6.49%, 7/19/1999.......................  $  2,014,230   $  2,031,580
  5,000,000   Federal Farm Credit Bank 6.00%, 2/1/2001........................     4,908,519      4,908,450
  2,000,000   Federal Home Loan Bank 6.94%, 3/14/1997.........................     2,000,183      2,008,860
  1,500,000   Federal Home Loan Bank 6.345%, 6/2/1997.........................     1,503,474      1,507,560
  5,000,000   Federal Home Loan Bank 6.495%, 8/9/2001.........................     5,002,505      5,103,200
  1,500,000   Federal Home Loan Mortgage Corporation 6.395%, 5/16/2000........     1,479,221      1,522,365
  2,000,000   Federal Home Loan Mortgage Corporation 6.50%, 6/8/2000..........     1,978,192      2,014,880
  5,000,000   Federal National Mortgage Association 7.74%, 2/3/1998...........     5,011,672      5,118,250
  2,000,000   Federal National Mortgage Association 7.27%, 5/8/2000...........     2,009,565      2,046,560
  2,000,000   Federal National Mortgage Association 6.625%, 5/21/2001.........     1,988,901      2,047,360
  1,705,000   Federal National Mortgage Association 6.58%, 10/2/2001..........     1,733,695      1,745,784
  5,000,000   Student Loan Marketing Association 7.50%, 3/8/2000..............     5,101,735      5,236,850
                                                                                ------------   ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS........................    34,731,892     35,291,699
                                                                                ------------   ------------
              MORTGAGE-BACKED SECURITIES -- 3.6%
  2,000,000   Federal National Mortgage Association 1993-73D
              5.75%, 9/25/2006................................................     1,972,523      1,978,740
  2,359,113   Federal National Mortgage Association 1992-108E
              7.00%, 5/25/2004................................................     2,365,748      2,363,878
                                                                                ------------   ------------
              TOTAL MORTGAGE-BACKED SECURITIES................................     4,338,271      4,342,618
                                                                                ------------   ------------
              U.S. TREASURY OBLIGATIONS -- 65.7%
              U.S. TREASURY NOTES
  7,000,000   U.S. Treasury Notes 6.875%, 3/31/1997...........................     2,506,106      2,513,000
 10,500,000   U.S. Treasury Notes 6.75%, 5/31/1997............................    10,551,015     10,571,505
  3,000,000   U.S. Treasury Notes 7.375%, 11/15/1997..........................     2,999,161      3,052,500
  7,000,000   U.S. Treasury Notes 7.25%, 2/15/1998............................     6,988,011      7,140,560
  6,000,000   U.S. Treasury Notes 5.875%, 4/30/1998...........................     5,978,196      6,029,700
 10,000,000   U.S. Treasury Notes 5.875%, 8/15/1998...........................     9,966,062     10,049,400
 10,000,000   U.S. Treasury Notes 5.875%, 10/31/1998..........................    10,024,137     10,050,300
  9,000,000   U.S. Treasury Notes 6.375%, 5/15/1999...........................     9,037,252      9,144,990
 10,000,000   U.S. Treasury Notes 6.000%, 8/15/1999...........................     9,923,001     10,080,600
 10,000,000   U.S. Treasury Notes 6.125%, 9/30/2000...........................    10,054,973     10,112,400
                                                                                ------------   ------------
              TOTAL U.S. TREASURY OBLIGATIONS.................................    78,027,914     78,744,955
                                                                                ------------   ------------
              TOTAL LONG-TERM INVESTMENTS.....................................   117,098,077    118,379,272
                                                                                ------------   ------------
              SHORT-TERM INVESTMENTS -- 0.5%
              MONEY MARKET FUNDS -- 0.5%
    555,039   AIM Treasury Money Market.......................................       555,039        555,039
                                                                                ------------   ------------
              TOTAL INVESTMENTS -- 99.2%......................................   117,653,116*   118,934,311
                                                                                ============
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%.................................      1,005,549
                                                                                               ------------
              NET ASSETS -- 100.0%..........................................................   $119,939,860
                                                                                               ============

* The cost for Federal income tax purposes is substantially the same.

See Footnotes to Portfolios and accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Portfolio of Investments
November 30, 1996

 PRINCIPAL                                                                                          MARKET
  AMOUNT                                                                RATING         COST          VALUE
-----------                                                           -----------   -----------   -----------
              U.S. TREASURY OBLIGATIONS -- 47.4%
              U.S. TREASURY NOTES -- 34.9%
$ 2,000,000   6.000%, 8/31/1997.....................................   NA/NA        $ 2,001,632   $ 2,008,000
  5,000,000   7.375%, 11/15/1997....................................   NA/NA          5,013,728     5,087,500
  5,000,000   6.000%, 5/31/1998.....................................   NA/NA          4,993,091     5,034,000
  7,500,000   5.875%, 8/15/1998.....................................   NA/NA          7,485,740     7,537,050
  3,500,000   6.000%, 8/15/1999.....................................   NA/NA          3,477,840     3,528,210
  2,500,000   6.375%, 1/15/2000.....................................   NA/NA          2,503,392     2,548,800
  1,500,000   6.250%, 5/31/2000.....................................   NA/NA          1,497,135     1,522,965
  3,000,000   7.250%, 8/15/2004.....................................   NA/NA          3,189,041     3,228,210
                                                                                    -----------   -----------
                                                                                     30,161,599    30,494,735
                                                                                    -----------   -----------
              U.S. TREASURY BONDS -- 12.5%
  5,000,000   7.250%, 5/15/2016.....................................   NA/NA          5,111,294     5,448,000
  4,000,000   7.250%, 8/15/2022.....................................   NA/NA          4,232,704     4,374,560
  1,000,000   6.875%, 8/15/2025.....................................   NA/NA            995,291     1,055,840
                                                                                    -----------   -----------
                                                                                     10,339,289    10,878,400
                                                                                    -----------   -----------
              TOTAL U.S. TREASURY OBLIGATIONS....................................    40,500,888    41,373,135
                                                                                    -----------   -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.0%
              FEDERAL HOME LOAN BANK -- 4.6%
  1,000,000   7.000%, 5/22/2000.....................................   NA/NA          1,000,000     1,009,730
  1,000,000   7.750%, 10/30/2006....................................   NA/NA            998,031     1,024,330
  1,000,000   7.250%, 3/7/2011......................................   NA/NA          1,000,000     1,010,100
  1,000,000   8.000%, 5/2/2011......................................   NA/NA          1,000,000     1,021,870
                                                                                    -----------   -----------
                                                                                      3,998,031     4,066,030
                                                                                    -----------   -----------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.5%
  1,000,000   7.050%, 3/24/2004.....................................   NA/NA            973,944     1,009,950
  1,000,000   6.970%, 10/3/2005.....................................   NA/NA            986,602     1,013,080
  1,000,000   7.405%, 4/19/2006.....................................   NA/NA            985,974     1,036,570
                                                                                    -----------   -----------
                                                                                      2,946,520     3,059,600
                                                                                    -----------   -----------
              FEDERAL NATIONAL MORTGAGE ASSN. -- 16.3%
  5,000,000   7.000%, 5/10/2001.....................................   NA/NA          4,996,863     5,115,500
  5,000,000   7.000%, 8/14/2001.....................................   NA/NA          5,000,000     5,046,650
  2,000,000   6.490%, 1/19/2006.....................................   NA/NA          1,963,241     1,975,640
  1,000,000   7.320%, 5/3/2006......................................   NA/NA            997,545     1,030,880
  1,000,000   7.670%, 4/6/2011......................................   NA/NA            992,099     1,038,380
                                                                                    -----------   -----------
                                                                                     13,949,748    14,207,050
                                                                                    -----------   -----------
              SMALL BUSINESS ADMINISTRATION LOAN AGREEMENTS -- 0.3%
    225,481   12.250%, 11/15/1998...................................   NA/NA            229,427       230,837
                                                                                    -----------   -----------

See Footnotes to Portfolios and accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Portfolio of Investments (continued)
November 30, 1996

 PRINCIPAL                                                                                          MARKET
  AMOUNT                                                                RATING         COST          VALUE
-----------                                                           -----------   -----------   -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
              TENNESSEE VALLEY AUTHORITY -- 2.3%
$ 2,000,000   6.375%, 6/15/2005.....................................   NA/NA        $ 1,956,097   $ 2,007,500
                                                                                    -----------   -----------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS...........................    23,079,823    23,571,017
                                                                                    -----------   -----------
              FEDERAL NATIONAL MORTGAGE ASSN. -- 0.1%
     23,913   Pool #106594 9.000%, 12/1/1997........................   NA/NA             24,446        24,508
     35,795   Pool #114579 8.000%, 2/1/1998.........................   NA/NA             36,393        36,617
                                                                                    -----------   -----------
                                                                                         60,839        61,125
                                                                                    -----------   -----------
              GOVERNMENT NATIONAL MORTGAGE ASSN. -- 0.1%
      8,107   Pool #192407, 9.000%, 1/15/2017.......................   NA/NA              8,884         8,549
     67,736   Pool #210311, 9.000%, 6/15/2017.......................   NA/NA             74,468        71,467
     51,246   Pool #271741, 9.000%, 3/15/2020.......................   NA/NA             56,430        54,083
                                                                                    -----------   -----------
                                                                                        139,782       134,099
                                                                                    -----------   -----------
              TOTAL MORTGAGE-BACKED SECURITIES...................................       200,622       195,224
                                                                                    -----------   -----------
              CORPORATE BONDS -- 23.01%
              CONSUMER DURABLES -- 2.6%
              Ford Motor Company:
    500,000   7.250%, 10/1/2008.....................................   A1/a+            497,733       519,375
    250,000   7.125%, 11/15/2025....................................   A1/a+            240,090       248,438
              General Motors Corporation:
    500,000   7.625%, 2/15/1997.....................................   Baa1/BBB         499,996       501,790
  1,000,000   7.100%, 3/15/2006.....................................   Baa1/BBB         992,066     1,026,250
                                                                                    -----------   -----------
                                                                                      2,229,885     2,295,853
                                                                                    -----------   -----------
              CONSUMER NON-DURABLES -- 0.9%
    250,000   American Home Products, Inc. 7.250%, 3/1/2023.........   A2/A-            250,000       255,937
    250,000   Coca-Cola Enterprises, Inc. 6.750%, 9/15/2023.........   A3/AA-           242,230       240,625
    250,000   Kimberly-Clark Corporation 6.875%, 2/15/2014..........   Aa2/AA           248,344       242,188
                                                                                    -----------   -----------
                                                                                        740,574       738,750
                                                                                    -----------   -----------
              FINANCIAL SERVICES -- 9.6%
              American General Corporation:
    500,000   6.750%, 6/15/2005.....................................   A1/AA-           500,000       505,000
    250,000   7.500%, 7/15/2025.....................................   A1/AA-           249,500       257,812
    250,000   Associates Corp. of North America 6.000%, 3/15/2000...   A1/AA-           247,338       249,063
              Bankers Trust Company:
    250,000   7.125%, 7/31/2002.....................................   A3/A             249,447       257,500
    500,000   7.500%, 11/15/2015....................................   A3/A             497,547       509,375
              Chase Manhattan Corporation:
    500,000   8.000%, 5/1/2005......................................   A3/A-            499,616       509,375
    250,000   6.500%, 1/15/2009.....................................   A3/A-            236,364       244,375
    250,000   First Bank, N.A. 6.875%, 4/1/2006.....................   A2/A             248,709       255,000
    500,000   Ford Motor Credit Company 6.250%, 2/26/1998...........   A1/A+            499,704       503,125
              Household Finance Corporation:
    250,000   6.375%, 6/30/2000.....................................   A2/A             249,471       251,250
    500,000   6.700%, 6/15/2002.....................................   A2/A             500,000       512,500

See Footnotes to Portfolios and accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Portfolio of Investments (continued)
November 30, 1996

 PRINCIPAL                                                                                          MARKET
  AMOUNT                                                                RATING         COST          VALUE
-----------                                                           -----------   -----------   -----------
              CORPORATE BONDS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   500,000   IBM Credit Corporation 7.000%, 5/29/2001..............   A1/A+        $   500,000   $   514,375
    250,000   International Lease Finance 6.125%, 11/1/1999.........   A2/A+            249,345       250,625
    500,000   ITT Hartford Group, Inc. 7.300%, 11/1/2015............   A1/A+            494,754       503,125
              Merrill Lynch & Company:
    500,000   7.000%, 4/27/2008.....................................   A1/A+            496,094       513,125
    250,000   6.250%, 10/15/2008....................................   A1/A+            235,023       241,563
    250,000   NationsBank Corporation 6.875%, 2/15/2005.............   Aaa/A-           247,424       253,437
    250,000   Norwest Corporation 6.500%, 6/1/2005..................   Aa3/AA           249,088       248,750
    500,000   Sears Roebuck Acceptance Corporation 6.700%,
              11/15/2006............................................   Aa3/AA           500,000       501,250
    500,000   Smith Barney Holdings, Inc. 7.500%, 5/1/2002..........   A3/A-            497,330       525,625
              The Travelers Group, Inc.:
    500,000   6.125%, 6/15/2000.....................................   A2/A+            507,832       496,250
    250,000   6.625%, 9/15/2005.....................................   A2/A+            248,949       250,313
                                                                                    -----------   -----------
                                                                                      8,203,535     8,352,813
                                                                                    -----------   -----------
              HEALTH CARE -- 0.3%
    250,000   Eli Lilly Corporation 7.125%, 6/1/2025................   Aa3/AA           247,741       253,437
                                                                                    -----------   -----------
              RAW MATERIALS -- 1.7%
    500,000   Air Products & Chemicals, Inc. 7.375%, 5/1/2005.......   A1/A+            497,636       525,625
    750,000   du Pont (E.I.) De Nemours & Company 6.000%,
              12/1/2001.............................................   Aa3/AA           735,347       742,500
    250,000   PPG Industries, Inc. 6.875%, 8/1/2005.................   A1/A             249,723       258,125
                                                                                    -----------   -----------
                                                                                      1,482,706     1,526,250
                                                                                    -----------   -----------
              RETAIL -- 0.5%
    250,000   J.C. Penney & Company 6.875%, 10/15/2015..............   A1/A+            247,466       240,000
    250,000   Rite-Aid Corporation 6.875%, 8/15/2013................   A3/A-            237,494       238,438
                                                                                    -----------   -----------
                                                                                        484,960       478,438
                                                                                    -----------   -----------
              TECHNOLOGY -- 1.2%
              Raytheon Company:
    250,000   6.500%, 7/15/2005.....................................   A1/A+            245,462       250,937
    250,000   7.375%, 7/15/2025.....................................   A1/A+            241,183       250,000
    250,000   Rockwell International Corporation 6.625%, 6/1/2005...   Aa3/AA           248,798       252,812
    250,000   WMX Technologies, Inc. 6.250%, 10/15/2000.............   A1/A+            249,723       250,625
                                                                                    -----------   -----------
                                                                                        985,166     1,004,374
                                                                                    -----------   -----------
              TELECOMMUNICATIONS -- 3.1%
    250,000   Chesapeake Bell Telephone Virginia 7.000%,
              7/15/2025.............................................   Aaa/AA+          243,810       243,750
    250,000   Motorola, Inc. 6.500%, 3/1/2008.......................   Aa3/AA           249,769       250,625
    250,000   New York Telephone Company 7.250%, 2/15/2024..........   A2/A             243,881       246,562
    250,000   Northern Telecommunications, Inc. 6.875%, 9/1/2023....   A2/A             242,102       242,500
              Southern New England Telecommunication, Inc.:
    500,000   7.000%, 8/15/2005.....................................   A1/A+            498,320       513,125
    240,000   7.125%, 8/1/2007......................................   A1/A+            239,679       250,500
              Southwestern Bell Telephone Company:
    250,000   6.250%, 10/15/2002....................................   A1/AA            250,255       250,312
    250,000   7.200%, 10/15/2026....................................   A1/AA            250,288       247,812

See Footnotes to Portfolios and accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Portfolio of Investments (continued)
November 30, 1996

  SHARES/
 PRINCIPAL                                                                                          MARKET
  AMOUNT                                                                RATING         COST          VALUE
-----------                                                           -----------   -----------   -----------
              CORPORATE BONDS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
              U.S. WEST Communications, Inc.:
$   250,000   6.375%, 10/15/2002....................................   Aa3/AA       $   249,371   $   251,250
    250,000   7.500%, 06/15/2023....................................   Aa3/AA           244,368       250,625
                                                                                    -----------   -----------
                                                                                      2,711,843     2,747,061
                                                                                    -----------   -----------
              UTILITIES -- 3.1%
              Consolidated Edison Company of New York, Inc.:
    250,000   6.625%, 07/01/2005....................................   A1/A+            249,254       250,937
    250,000   7.500%, 06/15/2023....................................   A1/A+            249,379       254,063
    250,000   Duke Power Company 6.875%, 08/01/2023.................   Aa2/AA           238,405       238,125
    225,000   Georgia Power Company 6.6250%, 04/01/2003.............   A1/A+            224,280       225,844
    250,000   Northern States Power Company 7.125%, 07/01/2025......   A1/AA-           247,686       253,125
    250,000   Pacificorp 6.625%, 06/01/2007.........................   A2/A             248,554       247,188
              Pacific Gas & Electric Company:
    250,000   6.250%, 03/01/2004....................................   A2/A             243,329       247,500
    250,000   7.250%, 08/01/2026....................................   A2/A             242,018       247,500
    250,000   Public Service Electric & Gas Company 6.000%,
              05/01/2000............................................   A2/A-            247,803       248,125
              Southern California Edison Company:
    250,000   6.500%, 06/01/2001....................................   A3/A             250,000       251,875
    250,000   6.900%, 10/01/2018....................................   A2/A+            234,761       237,812
                                                                                    -----------   -----------
                                                                                      2,675,469     2,702,094
                                                                                    -----------   -----------
              TOTAL CORPORATE BONDS..............................................    19,761,879    20,099,070
                                                                                    -----------   -----------
              GUARANTEED INVESTMENT CONTRACT -- 1.0%
  1,000,000   Confederation Life Insurance Co.* 8.800%,
              01/05/1995............................................   NA/NA          1,000,000       900,000
                                                                                    -----------   -----------
              TOTAL LONG-TERM INVESTMENTS........................................    84,543,212    86,138,446
                                                                                    -----------   -----------
              MONEY MARKET FUND -- 0.4%
    305,917   Short-Term Investments Co. Treasury Portfolio.........   Aaa/AA           305,917       305,917
                                                                                    -----------   -----------
              TOTAL INVESTMENTS -- 99.0%.........................................   $84,849,129**  86,444,363
                                                                                    ===========
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%....................................       889,663
                                                                                                  -----------
              NET ASSETS -- 100.0% (8,583,318 shares outstanding)..............................   $87,334,026
                                                                                                  ===========

 * Issuer in rehabilitation. This security is considered illiquid and is being fair valued at the direction of the Board of Trustees. The total value of illiquid securities is $900,000, or 1.03% of net assets.
** The cost for Federal income tax purposes is substantially the same.

See Footnotes to Portfolios and accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
EQUITY FUND
Portfolio of Investments
November 30, 1996

                                                                                                  MARKET
  SHARES                                                                            COST          VALUE
----------                                                                      ------------   ------------
             COMMON STOCKS -- 94.4%
             BUSINESS EQUIPMENT & SERVICES -- 1.4%
    16,000   Federal Express Corporation+.....................................  $    513,200   $    708,000
    25,000   Moore Corporation Limited........................................       498,225        525,000
    23,000   National Service Industries, Inc.................................       746,978        805,000
    25,000   Ryder System, Inc................................................       499,619        759,375
                                                                                ------------   ------------
                                                                                   2,258,022      2,797,375
                                                                                ------------   ------------
             CAPITAL GOODS -- 5.3%
    28,000   Black & Decker Corporation.......................................       835,895      1,060,500
    63,000   General Electric Company.........................................     3,638,466      6,552,000
    14,000   Illinois Tool Works, Inc.........................................       836,875      1,200,500
    22,000   Sherwin-Williams Company.........................................       768,752      1,248,500
    12,000   Timken Company...................................................       443,930        547,500
                                                                                ------------   ------------
                                                                                   6,523,918     10,609,000
                                                                                ------------   ------------
             CONSUMER DURABLES -- 2.6%
    10,000   Briggs & Stratton Company........................................       318,987        413,750
    29,000   Chrysler Corporation.............................................       916,090      1,029,500
    12,000   Dana Corporation.................................................       321,180        373,500
    48,000   Ford Motor Company...............................................     1,460,728      1,572,000
    29,000   General Motors Corporation.......................................     1,303,337      1,671,125
    10,000   Maytag Corporation...............................................       161,375        191,250
                                                                                ------------   ------------
                                                                                   4,481,697      5,251,125
                                                                                ------------   ------------
             CONSUMER NON-DURABLES -- 12.4%
    30,000   Anheuser-Busch Companies, Inc....................................       922,194      1,271,250
    97,000   Coca-Cola Company................................................     2,972,860      4,959,125
    18,000   Colgate-Palmolive Company........................................     1,028,513      1,667,250
    22,000   ConAgra, Inc.....................................................       761,260      1,168,750
    35,000   Gillette Company.................................................     1,010,562      2,581,250
    25,000   Hershey Foods Corporation........................................       774,655      1,246,875
    20,000   Kimberly-Clark Corporation.......................................     1,079,986      1,955,000
    16,000   Liz Claiborne, Inc...............................................       494,835        678,000
    60,000   PepsiCo, Inc.....................................................     1,266,220      1,792,500
    20,000   Premark International, Inc.......................................       165,431        485,000
    27,000   Procter & Gamble Company.........................................     1,913,683      2,936,250
    20,000   Tupperware Corporation...........................................       468,298      1,060,000
     9,000   Unilever NV -- New York Shares ADR...............................     1,206,395      1,558,125
    25,000   Wrigley (WM.) Jr. Company........................................     1,033,437      1,459,375
                                                                                ------------   ------------
                                                                                  15,098,329     24,818,750
                                                                                ------------   ------------
             CONSUMER SERVICES -- 3.2%
    10,000   Choice Hotels International, Inc.................................       102,785        153,750
    10,000   Dow Jones & Company, Inc.........................................       371,500        347,500
    17,000   King World Productions, Inc.+....................................       609,814        648,125
    48,750   Mattel, Inc......................................................       609,333      1,505,156

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
EQUITY FUND
Portfolio of Investments (continued)
November 30, 1996

                                                                                                  MARKET
  SHARES                                                                            COST          VALUE
----------                                                                      ------------   ------------
             COMMON STOCKS (CONTINUED)
             CONSUMER SERVICES (CONTINUED)
    34,000   Meredith Corporation.............................................  $    727,775   $  1,751,000
    28,000   The Walt Disney Company..........................................     1,528,388      2,065,000
                                                                                ------------   ------------
                                                                                   3,949,595      6,470,531
                                                                                ------------   ------------
             ENERGY -- 8.2%
    26,000   Amoco Corporation................................................     1,463,460      2,018,250
    30,000   Chevron Corporation..............................................     1,298,238      2,010,000
    48,000   Exxon Corporation................................................     3,329,196      4,542,000
    13,000   Halliburton Company..............................................       619,390        783,250
    15,000   Helmerich & Payne, Inc...........................................       557,475        806,250
    20,000   Mobil Corporation................................................     1,363,970      2,420,000
    22,000   Royal Dutch Petroleum Company New York Shares ADR................     2,863,640      3,737,250
                                                                                ------------   ------------
                                                                                  11,495,369     16,317,000
                                                                                ------------   ------------
             FINANCIAL SERVICES -- 13.9%
    30,000   Allstate Corporation.............................................     1,019,918      1,807,500
    36,000   American Express Company.........................................     1,090,473      1,881,000
    20,000   American International Group, Inc................................     1,433,983      2,300,000
    20,000   BankAmerica Corporation..........................................     1,170,530      2,060,000
    16,000   Bank of Boston Corporation.......................................       603,920      1,118,000
    42,000   Bank of New York Company, Inc....................................       778,629      1,506,750
    20,000   Chase Manhattan Corporation......................................     1,499,550      1,890,000
    20,000   Citicorp.........................................................     1,021,675      2,185,000
    16,000   Federal Home Loan Mortgage Corporation...........................       932,630      1,828,000
    49,000   Federal National Mortgage Association............................     1,004,063      2,021,250
    26,000   Green Tree Financial Corporation.................................       874,028      1,088,750
    14,000   Morgan Stanley Group, Inc........................................       735,010        841,750
    16,000   NationsBank Corporation..........................................       864,460      1,658,000
    10,000   SAFECO Corporation...............................................       349,350        416,250
    28,000   SunTrust Banks, Inc..............................................       801,417      1,421,000
    38,666   The Travelers Group, Inc.........................................       808,596      1,739,957
     7,000   Wells Fargo & Company............................................       995,285      1,992,375
                                                                                ------------   ------------
                                                                                  15,983,517     27,755,582
                                                                                ------------   ------------
             HEALTH CARE -- 11.2%
    36,000   Abbott Laboratories..............................................     1,097,328      2,007,000
     4,000   Allegiance Corporation...........................................        53,781         90,500
    25,000   American Home Products Corporation...............................     1,484,125      1,606,250
    20,000   Baxter International, Inc........................................       642,389        850,000
    19,300   Bristol-Myers Squibb Company.....................................     1,432,122      2,195,375
    21,000   Eli Lilly & Company..............................................     1,351,015      1,606,500
    49,000   Johnson & Johnson, Inc...........................................     1,694,647      2,603,125
    10,000   Manor Care, Inc..................................................       177,215        252,500
    42,000   Merck & Company, Inc.............................................     2,055,992      3,486,000
    23,000   Pfizer Incorporated..............................................     1,475,174      2,061,375
    51,000   Schering-Plough Corporation......................................     1,398,817      3,633,750

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
EQUITY FUND
Portfolio of Investments (continued)
November 30, 1996

                                                                                                  MARKET
  SHARES                                                                            COST          VALUE
----------                                                                      ------------   ------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE (CONTINUED)
    26,000   Warner Lambert Company...........................................  $    839,035   $  1,859,000
                                                                                ------------   ------------
                                                                                  13,701,640     22,251,375
                                                                                ------------   ------------
             MULTI-INDUSTRY -- 2.2%
    14,000   Allied-Signal, Inc...............................................       583,735      1,025,500
    12,000   Loews Corporation................................................       704,922      1,113,000
    17,000   Textron, Inc.....................................................       975,290      1,621,375
    30,000   Whitman Corporation..............................................       491,125        690,000
                                                                                ------------   ------------
                                                                                   2,755,072      4,449,875
                                                                                ------------   ------------
             RAW MATERIALS -- 4.3%
    14,000   Aluminum Company of America......................................       644,930        890,750
    12,000   Avery -- Dennison Corporation....................................       457,620        847,500
    25,000   Cyprus Amax Minerals Company.....................................       729,000        618,750
    12,000   Dow Chemical Company.............................................       916,385      1,005,000
    22,000   du Pont (E.I.) de Nemours & Company..............................     1,358,458      2,073,500
    18,000   Ecolab, Inc......................................................       358,287        699,750
    15,000   Hercules, Inc....................................................       547,300        727,500
    16,000   Praxair, Inc.....................................................       390,590        778,000
    19,000   Union Carbide Corporation........................................       816,210        876,375
                                                                                ------------   ------------
                                                                                   6,218,780      8,517,125
                                                                                ------------   ------------
             RETAIL -- 4.6%
    20,000   Circuit City Stores, Inc.........................................       373,765        667,500
    22,000   Gap, Inc.........................................................       708,493        706,750
    31,000   McDonalds Corporation............................................       706,165      1,449,250
    20,000   J.C. Penney Company..............................................       790,950      1,075,000
    22,000   Sears, Roebuck & Company.........................................       785,554      1,094,500
    91,000   Wal-Mart Stores, Inc.............................................     2,242,198      2,320,500
    46,000   Walgreen Company.................................................       946,900      1,920,500
                                                                                ------------   ------------
                                                                                   6,554,025      9,234,000
                                                                                ------------   ------------
             SHELTER -- 0.8%
    20,000   Armstrong World Industries, Inc..................................       705,625      1,505,000
                                                                                ------------   ------------
             TECHNOLOGY -- 14.4%
    30,000   Andrew Corporation+..............................................       212,603      1,736,250
    15,000   Ceridian Corporation+............................................       503,480        721,875
    28,000   Cisco Systems, Inc...............................................     1,566,208      1,900,500
    37,500   Computer Associates International, Inc...........................       356,642      2,465,625
    38,000   Hewlett Packard Company..........................................     1,077,330      2,047,250
    31,000   Intel Corporation................................................     1,695,099      3,933,125
    19,000   International Business Machines Corporation......................     1,663,834      3,028,125
    10,000   Lockheed Martin Corporation......................................       780,900        906,250
    60,000   Loral Space & Communications Limited.............................       727,500      1,110,000
    18,796   Lucent Technologies, Inc.........................................       868,550        963,295
    23,000   Microsoft Corporation............................................     2,156,791      3,608,125
    25,000   Motorola, Inc....................................................     1,378,980      1,384,375

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
EQUITY FUND
Portfolio of Investments (continued)
November 30, 1996

             COMMON STOCKS (CONTINUED)
             TECHNOLOGY (CONTINUED)
 SHARES/
PRINCIPAL                                                                                         MARKET
  AMOUNT                                                                            COST          VALUE
----------                                                                      ------------   ------------
    31,100   Northrop Grumman Corporation.....................................  $  1,070,600   $  2,585,187
    23,200   Raytheon Company.................................................       556,170      1,186,100
    18,000   Rockwell International Corporation...............................       603,100      1,156,500
                                                                                ------------   ------------
                                                                                  15,217,787     28,732,582
                                                                                ------------   ------------
             TRANSPORTATION -- 1.0%
    11,000   Burlington Northern Santa Fe Corporation.........................       800,230        988,625
    11,000   Norfolk Southern Corporation.....................................       770,130        990,000
                                                                                ------------   ------------
                                                                                   1,570,360      1,978,625
                                                                                ------------   ------------
             UTILITIES -- 8.9%
    63,000   AT &T Corporation................................................     2,393,644      2,472,750
    24,000   Ameritech Corporation............................................     1,414,910      1,413,000
    42,000   BellSouth Corporation............................................     1,370,380      1,695,750
    30,000   Consolidated Edison Company of New York, Inc.....................     1,050,562        870,000
    30,000   DTE Energy Company...............................................     1,037,860        960,000
    36,000   Entergy Corporation..............................................     1,316,213        976,500
    40,000   GTE Corporation..................................................     1,443,606      1,795,000
    20,800   MCI Communications Corporation...................................       383,960        634,400
    32,000   Ohio Edison Company..............................................       685,255        736,000
    29,000   Pacific Enterprises..............................................       780,665        888,125
    94,000   Southern Company.................................................     1,805,563      2,091,500
    31,000   SBC Communications, Inc..........................................     1,093,500      1,631,375
    40,000   Sprint Corporation...............................................     1,092,772      1,675,000
                                                                                ------------   ------------
                                                                                  15,868,890     17,839,400
                                                                                ------------   ------------
             TOTAL COMMON STOCKS..............................................   122,382,626    188,527,345
                                                                                ============   ============
             SHORT TERM INVESTMENTS -- 5.5%
             U.S. TREASURY OBLIGATIONS -- 5.0%
$1,500,000   U.S. Treasury Bills, 12/5/1996...................................     1,499,152      1,498,770
 1,400,000   U.S. Treasury Bills, 1/9/1997....................................     1,392,493      1,392,132
 1,500,000   U.S. Treasury Bills, 1/30/1997...................................     1,487,725      1,487,055
 2,000,000   U.S. Treasury Bills, 2/6/1997....................................     1,981,511      1,980,700
 3,700,000   U.S. Treasury Bills, 2/20/1997...................................     3,658,374      3,657,413
                                                                                ------------   ------------
             TOTAL U.S. TREASURY OBLIGATIONS..................................    10,019,255     10,016,070
                                                                                ============   ============
             MONEY MARKET FUND -- 0.5%
   900,174   Short-Term Investments Co. Treasury Portfolio....................       900,174        900,174
                                                                                ------------   ------------
             TOTAL SHORT TERM INVESTMENTS.....................................    10,919,429     10,916,244
                                                                                ------------   ------------
             TOTAL INVESTMENTS -- 99.9%.......................................  $133,302,055*   199,443,589
                                                                                ============
             LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.1%                                          183,758
                                                                                               ------------
             NET ASSETS -- 100.0% (11,369,390 shares outstanding)...........................
                                                                                               $199,627,347
                                                                                               ============

* The cost for Federal income tax purposes is substantially the same. + Represents non-income producing securities.
ADR -- American Depositary Receipt.

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments
November 30, 1996

                                                                                                  MARKET
  SHARES                                                                          COST            VALUE
----------                                                                     -----------     ------------
              COMMON STOCKS -- 95.53%
              AEROSPACE/DEFENSE -- 1.04%
    22,900    Precision Castparts Corporation..............................    $   549,551     $  1,073,438
                                                                               -----------     ------------
              ADVERTISING -- 1.14%
    23,000    Omnicom Group, Inc...........................................        965,006        1,173,000
                                                                               -----------     ------------
              AUTO PARTS -- 1.11%
    28,000    Kaydon Corporation...........................................        787,360        1,144,500
                                                                               -----------     ------------
              BANKING -- 1.70%
    26,000    State Street Boston Corporation..............................      1,082,385        1,758,250
                                                                               -----------     ------------
              BUILDING MATERIALS -- 0.86%
    14,300    Vulcan Materials Company.....................................        777,654          890,175
                                                                               -----------     ------------
              BUSINESS EQUIPMENT & SERVICES -- 2.83%
    42,750    Comdisco, Inc................................................        598,324        1,389,375
    47,000    Manpower, Inc................................................      1,409,955        1,533,375
                                                                               -----------     ------------
                                                                                 2,008,279        2,922,750
                                                                               -----------     ------------
              CAPITAL GOODS -- 3.74%
    60,000    American Power Conversion Corporation+.......................        919,250        1,421,250
    10,000    Avnet, Inc...................................................        438,400          585,000
    29,000    Kennametal, Inc..............................................        822,997        1,044,000
    15,000    Parametric Technology Company+...............................        516,375          815,625
                                                                               -----------     ------------
                                                                                 2,697,022        3,865,875
                                                                               -----------     ------------
              CHEMICALS -- 1.85%
    13,000    IMC Global, Inc..............................................        480,795          469,625
    21,400    Olin Corporation.............................................        542,040          853,325
    36,100    Wellman, Inc.................................................        816,999          582,112
                                                                               -----------     ------------
                                                                                 1,839,834        1,905,062
                                                                               -----------     ------------
              COMMERCIAL SERVICES -- 0.99%
    75,000    Olsten Corporation...........................................      1,817,425        1,021,875
                                                                               -----------     ------------
              COMPUTER EQUIPMENT -- 1.55%
    60,000    Quantum Corporation+.........................................      1,031,875        1,605,000
                                                                               -----------     ------------
              COMPUTER SOFTWARE -- 4.19%
    30,000    BMC Software, Inc.+..........................................        346,425        1,305,000
    38,250    Cadence Design System, Inc.+.................................        299,795        1,525,219
    54,200    Reynolds & Reynolds Company..................................        655,312        1,504,050
                                                                               -----------     ------------
                                                                                 1,301,532        4,334,269
                                                                               -----------     ------------
              CONSUMER DURABLES -- 0.74%
    17,200    Harley-Davidson, Inc.........................................        520,350          763,250
                                                                               -----------     ------------

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments (continued)
November 30, 1996

                                                                                                  MARKET
  SHARES                                                                          COST            VALUE
----------                                                                     -----------     ------------
              COMMON STOCKS (CONTINUED)
              CONSUMER NON-DURABLES -- 4.60%
    30,900    Coca-Cola Enterprises, Inc...................................    $   545,711     $  1,394,362
    56,800    IBP, Inc.....................................................      1,019,141        1,405,800
    34,033    Lancaster Colony Corporation.................................      1,185,196        1,480,435
    42,000    Michael Foods, Inc...........................................        451,985          477,750
                                                                               -----------     ------------
                                                                                 3,202,033        4,758,347
                                                                               -----------     ------------
              CONSUMER SERVICES -- 0.65%
    28,500    Banta Corporation............................................        688,247          676,875
                                                                               -----------     ------------
              DRUGS -- 1.00%
    70,000    Mylan Labs...................................................      1,308,225        1,032,500
                                                                               -----------     ------------
              ELECTRICAL EQUIPMENT -- 1.08%
    20,000    Ametek, Inc..................................................        337,960          425,000
    13,800    Cirrus Logic, Inc.+..........................................        256,975          270,825
     9,000    Linear Technology Corporation................................        389,250          424,125
                                                                               -----------     ------------
                                                                                   984,185        1,119,950
                                                                               -----------     ------------
              ELECTRONICS -- 3.23%
    18,000    Analog Devices Inc.+.........................................        477,120          578,250
    31,000    Arrow Electronics, Inc.+.....................................      1,502,025        1,666,250
    28,000    Sundstrand Corp..............................................      1,010,394        1,092,000
                                                                               -----------     ------------
                                                                                 2,989,539        3,336,500
                                                                               -----------     ------------
              ENERGY -- 2.77%
    40,000    Smith International, Inc.+...................................        405,926        1,635,000
    16,200    Tosco Corporation............................................        692,634        1,233,225
                                                                               -----------     ------------
                                                                                 1,098,560        2,868,225
                                                                               -----------     ------------
              ENTERTAINMENT -- 0.70%
    30,000    Mirage Resorts+..............................................        369,249          723,750
                                                                               -----------     ------------
              FINANCIAL SERVICES -- 8.93%
    37,200    AFLAC, Inc...................................................        807,817        1,553,100
    51,561    Bear Stearns Companies, Inc..................................        982,212        1,417,927
    50,000    Charles Schwab Corporation...................................      1,080,100        1,506,250
    10,900    Crestar Financial Corporation................................        494,693          758,913
    48,400    Edwards (A.G.), Inc..........................................      1,145,766        1,512,500
    28,200    First Security Corporation...................................        538,004          912,975
    22,000    Franklin Resources, Inc......................................      1,031,307        1,573,000
                                                                               -----------     ------------
                                                                                 6,079,899        9,234,665
                                                                               -----------     ------------
              FOREST PRODUCTS & PAPER -- 0.34%
     7,000    Consolidated Papers, Inc.....................................        369,630          347,375
                                                                               -----------     ------------
              HEALTH CARE -- 5.09%
    30,000    Beckman Instruments, Inc.....................................        829,592        1,087,500
    21,900    Datascope Corporation+.......................................        352,432          405,150

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments (continued)
November 30, 1996

                                                                                                  MARKET
  SHARES                                                                          COST            VALUE
----------                                                                     -----------     ------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
    32,000    Healthcare COMPARE Corporation+..............................    $   974,563     $  1,372,000
    16,000    Healthsouth Corporation+.....................................        571,728          602,000
    62,000    Stryker Corporation..........................................      1,352,132        1,798,000
                                                                               -----------     ------------
                                                                                 4,080,447        5,264,650
                                                                               -----------     ------------
              INDUSTRIAL -- 0.81%
    12,000    Harsco Corp..................................................        784,080          837,000
                                                                               -----------     ------------
              INSURANCE -- 3.00%
    17,550    Mercantile Bancorporation....................................        548,123          927,956
    12,000    Progressive Corp.............................................        773,330          837,000
    32,000    Sun America..................................................      1,047,184        1,340,000
                                                                               -----------     ------------
                                                                                 2,368,637        3,104,956
                                                                               -----------     ------------
              MANUFACTURING -- 3.63%
    39,000    Callaway Golf................................................        784,260        1,184,625
    30,000    Cypress Semiconductor Corp.+.................................        425,500          367,500
    17,600    Danaher Corporation..........................................        334,097          787,600
    46,000    Leggett & Platt, Inc.........................................        950,285        1,408,750
                                                                               -----------     ------------
                                                                                 2,494,142        3,748,475
                                                                               -----------     ------------
              METALS -- 0.67%
    10,700    Brush Wellman, Inc...........................................        184,063          179,225
    24,300    Hanna (M.A.) Company.........................................        412,316          513,337
                                                                               -----------     ------------
                                                                                   596,379          692,562
                                                                               -----------     ------------
              OIL & GAS -- 1.36%
    47,000    Valero Energy................................................      1,003,105        1,410,000
                                                                               -----------     ------------
              PHARMACEUTICALS -- 1.21%
    15,000    Cardinal Health, Inc.........................................        832,375        1,254,375
                                                                               -----------     ------------
              PUBLISHING & PRINTING -- 1.64%
    20,000    Belo (A.H.) Corporation -- Common Series A...................        535,650          772,500
     7,000    Media General, Inc. Class A..................................        214,747          222,250
     2,000    Washington Post Company......................................        613,555          696,000
                                                                               -----------     ------------
                                                                                 1,363,952        1,690,750
                                                                               -----------     ------------
              RAW MATERIALS -- 1.50%
    27,000    Cleveland-Cliffs, Inc........................................      1,074,983        1,194,750
    11,000    Diamond Shamrock, Inc........................................        309,067          357,500
                                                                               -----------     ------------
                                                                                 1,384,050        1,552,250
                                                                               -----------     ------------
              RETAIL -- 5.51%
    15,000    Claire Stores, Inc...........................................        287,150          241,875
    48,750    Dollar General Corporation...................................        813,451        1,401,563
    34,800    Hannaford Brothers Company...................................        847,109        1,122,300

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments (continued)
November 30, 1996

                                                                                                  MARKET
  SHARES                                                                          COST            VALUE
----------                                                                     -----------     ------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
    60,000    Mac Frugals Bargain Close-Outs, Inc.+........................    $   891,400     $  1,477,500
    55,000    Waban, Inc.+.................................................        883,175        1,450,625
                                                                               -----------     ------------
                                                                                 3,722,285        5,693,863
                                                                               -----------     ------------
              RETAIL-SPECIALTY LINE -- 0.52%
    27,000    Staples, Inc.+...............................................        271,000          533,250
                                                                               -----------     ------------
              SHELTER -- 0.75%
    47,500    Clayton Homes, Inc...........................................        677,882          771,875
                                                                               -----------     ------------
              TECHNOLOGY -- 3.05%
    20,000    U.S. Robotics, Inc.+.........................................      1,189,375        1,572,500
    32,000    Varian Associates, Inc.......................................      1,284,966        1,576,000
                                                                               -----------     ------------
                                                                                 2,474,341        3,148,500
                                                                               -----------     ------------
              TELECOMMUNICATIONS -- 1.96%
    62,000    Equifax, Inc.................................................      1,024,785        2,030,500
                                                                               -----------     ------------
              TEXTILES -- 1.37%
    46,000    Jones Apparel Group, Inc.+...................................      1,006,638        1,414,500
                                                                               -----------     ------------
              TRANSPORTATION -- 4.54%
    44,000    Atlantic Southeast Airlines..................................      1,016,875        1,001,000
    45,000    Illinois Central Corporation.................................      1,116,160        1,524,375
    24,000    PHH Corporation..............................................        486,189        1,077,000
    25,000    Tidewater Corporation........................................        720,350        1,093,750
                                                                               -----------     ------------
                                                                                 3,339,574        4,696,125
                                                                               -----------     ------------
              UTILITIES -- 13.88%
    38,000    Central Louisiana Electric...................................        941,168        1,073,500
    32,000    Century Telephone Enterprises................................        994,123        1,020,000
    30,000    CMS Energy Corporation.......................................        700,959          975,000
    47,000    Delmarva Power & Light Company...............................        981,187          945,875
    38,000    Illinova Corporation.........................................        951,820        1,007,000
    34,000    MCN Corporation..............................................        648,259          977,500
    31,000    New England Electric System..................................      1,084,164        1,061,750
    44,000    New York Gas & Electric Company..............................      1,003,585          951,500
    26,000    NIPSCO Industries, Inc.......................................        817,341        1,007,500
    25,000    Oklahoma Gas & Electric Company..............................        913,275        1,028,125
    33,000    Pinnacle West Capital........................................        822,170        1,027,125
    34,000    Portland General Corporation.................................        648,325        1,462,000
    42,000    Public Service New Mexico Company............................        754,530          803,250

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments (continued)
November 30, 1996

 SHARES/
PRINCIPAL                                                                                         MARKET
  AMOUNT                                                                          COST            VALUE
----------                                                                     -----------     ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES (CONTINUED)
    37,000    Scana Corporation............................................    $   938,709     $  1,008,250
                                                                               -----------     ------------
                                                                                12,199,615       14,348,375
                                                                               -----------     ------------
              TOTAL COMMON STOCK...........................................     72,091,127       98,747,637
                                                                               -----------     ------------
              SHORT-TERM INVESTMENTS -- 4.51%
              U.S. TREASURY OBLIGATIONS -- 2.90%
$3,000,000    U.S. Treasury Bill, 12/12/1996...............................      2,995,453        2,995,453
                                                                               -----------     ------------
              MONEY MARKET FUNDS -- 1.61%
 1,663,022    AIM Treasury Money Market....................................      1,663,022        1,663,022
                                                                               -----------     ------------
              TOTAL SHORT-TERM INVESTMENTS.................................      4,658,475        4,658,475
                                                                               -----------     ------------
              TOTAL INVESTMENTS -- 100.04%.................................     76,749,602*     103,406,112
                                                                               ===========
              LIABILITIES IN EXCESS OF OTHER ASSETS -- -0.04%.............................          (43,630)
                                                                                               ------------
              NET ASSETS -- 100.00% (6,741,106 shares outstanding)........................     $103,362,482
                                                                                               ============

* The cost for Federal income tax purposes is substantially the same. + Non-income producing security.

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (unaudited)
November 30, 1996

                                                              MONEY          SHORT TERM       INTERMEDIATE
                                                              MARKET         GOVERNMENT      TERM GOVERNMENT
                                                               FUND         INCOME FUND        INCOME FUND
                                                           ------------     ------------     ---------------
ASSETS:
  Investments in securities at value (identified cost
    $371,041,752, $117,653,116, $84,849,129, $133,302,055
    and $76,749,602 respectively)........................  $371,041,752     $118,934,311       $86,444,363
  Repurchase agreements, at value (cost $27,000,000, $0,
    $0, $0 and $0 respectively)..........................    27,000,000               --                --
  Receivable from brokers for investments sold...........            --        4,949,900                --
  Dividends and interest receivable......................       995,344        1,722,885         1,428,243
  Unamortized organization expenses......................            --            8,661             8,661
  Prepaid expenses and other assets......................            --            2,571             1,968
                                                           ------------     ------------       -----------
      Total Assets.......................................   399,037,096      125,618,328        87,883,235
                                                           ------------     ------------       -----------
LIABILITIES:
  Dividends payable......................................     1,692,578          523,347           412,751
  Payable for fund shares redeemed.......................            --               --            30,765
  Payable to brokers for investments purchased...........            --        4,908,519                --
  Cash overdraft.........................................            --           18,306                --
  Advisor fee payable....................................        32,692           38,572            32,396
  Administrative services fee payable....................        19,615           14,584            10,799
  Distribution fee payable (Consumer Service Class)......        39,065            5,610             1,027
  Custodian fee payable..................................        13,077            3,889             2,880
  Other accrued expenses.................................         3,039          124,259            58,537
                                                           ------------     ------------       -----------
      Total Liabilities..................................     1,800,066        5,637,086           549,155
                                                           ------------     ------------       -----------
         NET ASSETS......................................  $397,237,030     $119,981,242       $87,334,080
                                                           ============     ============       ===========
NET ASSETS CONSIST OF:
  Shares of Beneficial Interest Outstanding (Par value of
    $.001 per share) unlimited number of shares
    authorized...........................................  $    397,229     $     12,169       $     8,583
  Additional paid in capital.............................   396,832,264      121,939,971        90,405,484
  Accumulated undistributed (distributions in excess of)
    net investment income................................       (13,880)              --                --
  Accumulated realized gains (losses) on investments.....        21,417       (3,252,093)       (4,675,221)
  Net unrealized appreciation from investments...........            --        1,281,195         1,595,234
                                                           ------------     ------------       -----------
Net assets applicable to shares outstanding..............  $397,237,030     $119,981,242       $87,334,080
                                                           ============     ============       ===========
SHARES OF BENEFICIAL INTEREST:
  INSTITUTIONAL CLASS:
    Shares of Beneficial Interest Outstanding............   361,683,927       12,044,764         8,396,460
                                                           ============     ============       ===========
    Net Asset Value, Maximum Offering Price, and
      Redemption Price Per Share.........................         $1.00            $9.86            $10.17
                                                                  =====            =====            ======
  CONSUMER SERVICE CLASS:
    Shares of Beneficial Interest Outstanding............    35,545,570          124,063           186,858
                                                           ============     ============       ===========
    Net Asset Value, Maximum Offering Price, and
      Redemption Price Per Share.........................         $1.00            $9.86            $10.17
                                                                  =====            =====            ======

---------------

(a) Offering price and redemption price are the same for the Money Market Fund.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (unaudited) (continued)
November 30, 1996

                                                                                               MID CAP
                                                                               EQUITY           GROWTH
                                                                                FUND             FUND
                                                                            ------------     ------------
ASSETS:
  Investments in securities at value (identified cost $371,041,752,
    $117,653,116, $84,849,129, $133,302,055 and $76,749,602
    respectively).........................................................  $199,443,589     $103,406,112
  Dividends and interest receivable.......................................       449,460           99,623
  Receivable for capital shares sold......................................       134,572               --
  Prepaid expenses and other assets.......................................            --           25,014
                                                                            ------------      -----------
      Total Assets........................................................   200,027,621      103,530,749
                                                                            ------------      -----------
LIABILITIES:
  Dividends payable.......................................................       262,245           50,124
  Payable for fund shares redeemed........................................           787           10,015
  Advisor fee payable.....................................................        80,567           49,796
  Administrative services fee payable.....................................        24,170           12,449
  Distribution fee payable (Consumer Service Class).......................        11,117               --
  Custodian fee payable...................................................         6,445            3,320
  Other accrued expenses..................................................        19,189           42,563
                                                                            ------------      -----------
      Total Liabilities...................................................       404,520          168,267
                                                                            ------------      -----------
         NET ASSETS:......................................................  $199,623,101     $103,362,482
                                                                            ============      ===========
NET ASSETS CONSIST OF:
  Shares of beneficial Interest outstanding (Par value of $.001 per share)
    unlimited number of shares authorized.................................  $     11,369     $      6,741
  Additional paid in capital..............................................   130,547,137       74,476,388
  Accumulated undistributed (distributions in excess of) net investment
    income................................................................        70,871            8,250
  Accumulated realized gains (losses) on investments......................     2,852,190        2,214,593
  Net unrealized appreciation from investments............................    66,141,534       26,656,510
                                                                            ------------      -----------
Net assets applicable to shares outstanding...............................  $199,623,101     $103,362,482
                                                                            ============      ===========
SHARES OF BENEFICIAL INTEREST:
  INSTITUTIONAL CLASS:
    Shares of Beneficial Interest Outstanding.............................    10,562,781        6,591,750
                                                                            ============      ===========
    Net Asset Value, Maximum Offering Price, and Redemption Price Per
     Share................................................................        $17.56           $15.33
                                                                                  ======           ======
  CONSUMER SERVICE CLASS:
    Shares of Beneficial Interest Outstanding.............................       806,609          149,356
                                                                            ============      ===========
    Net Asset Value, Maximum Offering Price, and Redemption Price Per
     Share................................................................        $17.56           $15.33
                                                                                  ======           ======

---------------

(a) Offering price and redemption price are the same for the Money Market Fund.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statement of Operations (unaudited)
For the Six Months Ended November 30, 1996

                                                              MONEY          SHORT TERM       INTERMEDIATE
                                                             MARKET          GOVERNMENT      TERM GOVERNMENT
                                                              FUND           INCOME FUND       INCOME FUND
                                                           -----------       -----------     ---------------
INCOME:
  Interest income........................................  $10,964,863       $3,424,877        $ 2,857,197
  Dividend income........................................       15,370            4,215                708
                                                            ----------       ----------         ----------
  Total Income...........................................   10,980,233        3,429,092          2,857,905
                                                            ----------       ----------         ----------
EXPENSES:
  Advisory...............................................      606,587          218,825            216,814
  Administrative services................................      303,293           83,288             65,044
  Custodian..............................................       80,878           22,210             17,345
  Legal..................................................       19,795            2,858              3,288
  Fund Accounting........................................       13,505           16,032             19,704
  Distribution (Consumer Service Class)..................       35,716            1,643              2,451
  Insurance..............................................        9,320            2,856              2,076
  Audit..................................................        9,904            9,656             13,493
  Reports to shareholders................................        4,842            2,053              6,164
  Registration...........................................       10,621            1,493              2,778
  Transfer Agent fees....................................        6,215            4,177              9,871
  Trustees' fees and expenses............................        3,613            2,613              4,649
  Miscellaneous..........................................       21,200            5,310              8,746
                                                            ----------       ----------         ----------
    Total Expenses before waivers........................    1,125,489          373,014            372,423
    Less: Expenses waived by Advisor and Administrator...     (586,366)              --            (21,681)
                                                            ----------       ----------         ----------
    Net expenses.........................................      539,123          373,014            350,742
                                                            ----------       ----------         ----------
  NET INVESTMENT INCOME..................................   10,441,110        3,056,078          2,507,163
                                                            ----------       ----------         ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investment
    transactions.........................................       21,417         (535,212)          (123,510)
  Net change in unrealized appreciation on investments...           --        1,818,309          3,218,480
                                                            ----------       ----------         ----------
  Net realized and unrealized gains (losses) on
    investments..........................................       21,417        1,283,097          3,094,970
                                                            ----------       ----------         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........  $10,462,527       $4,339,175        $ 5,602,133
                                                            ==========       ==========         ==========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statement of Operations (unaudited) (continued)
For the Six Months Ended November 30, 1996

                                                                                                MID CAP
                                                                                 EQUITY          GROWTH
                                                                                  FUND            FUND
                                                                               -----------     ----------
INCOME:
  Interest income............................................................  $   324,289     $  153,067
  Dividend income............................................................    1,655,323        663,878
                                                                                ----------     ----------
  Total Income...............................................................    1,979,612        816,945
                                                                                ----------     ----------
EXPENSES:
  Advisory...................................................................      500,802        335,665
  Administrative services....................................................      125,201         67,132
  Custodian..................................................................       33,387         17,902
  Legal......................................................................        6,969          2,180
  Fund Accounting............................................................       17,407         18,172
  Distribution (Consumer Service Class)......................................       13,713          2,200
  Insurance..................................................................        3,337          2,254
  Audit......................................................................       12,062         12,452
  Reports to shareholders....................................................        8,621          2,413
  Registration...............................................................        5,751          2,305
  Transfer Agent fees........................................................       14,228          5,089
  Trustees' fees and expenses................................................        2,747          3,641
  Miscellaneous..............................................................       19,601          8,806
                                                                                ----------     ----------
    Total Expenses before waivers............................................      763,826        480,211
    Less: Expenses waived by Advisor and Administrator.......................      (83,466)       (67,134)
                                                                                ----------     ----------
    Net expenses.............................................................      680,360        413,077
                                                                                ----------     ----------
  NET INVESTMENT INCOME......................................................    1,299,252        403,868
                                                                                ----------     ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investment transactions.....................       (2,817)     1,440,107
  Net change in unrealized appreciation on investments.......................   25,216,594      7,543,084
                                                                                ----------     ----------
  Net realized and unrealized gains (losses) on investments..................   25,213,777      8,983,191
                                                                                ----------     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................  $26,513,029     $9,387,059
                                                                                ==========     ==========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (unaudited)

                                                                  SHORT TERM GOVERNMENT            INTERMEDIATE TERM GOVERNMENT
                                MONEY MARKET FUND                      INCOME FUND                         INCOME FUND
                        ---------------------------------    --------------------------------    --------------------------------
                        SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                          NOVEMBER 30,         MAY 31,         NOVEMBER 30,        MAY 31,         NOVEMBER 30,        MAY 31,
                              1996              1996               1996              1996              1996              1996
                        ----------------    -------------    ----------------    ------------    ----------------    ------------
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
 Net investment
   income..............  $    10,441,110    $  20,767,491      $  3,056,078      $  6,150,489      $  2,507,163      $  4,385,529
 Net realized gains
   (losses) from
   investment
   transactions........           21,417               --          (535,212)        1,061,507          (123,510)        2,334,645
 Net change in
   unrealized
   appreciation
   (depreciation) from
   investments.........               --               --         1,818,309        (2,185,226)        3,218,480        (4,382,087)
                            ------------     ------------      ------------      ------------       -----------      ------------
 Increase in net assets
   resulting from
   operations..........       10,462,527       20,767,491         4,339,175         5,026,770         5,602,133         2,338,087
                            ------------     ------------      ------------      ------------       -----------      ------------
Distributions to
 Shareholders from:
 Net investment income
   Institutional
     Class.............       (9,749,408)     (20,231,865)       (3,021,579)       (6,101,238)       (2,452,905)       (4,215,076)
   Consumer Service
     Class.............         (705,582)        (535,626)          (34,499)          (49,251)          (54,258)         (170,453)
                            ------------     ------------      ------------      ------------       -----------      ------------
                             (10,454,990)     (20,767,491)       (3,056,078)       (6,150,489)       (2,507,163)       (4,385,529)
                            ------------     ------------      ------------      ------------       -----------      ------------
   Total Distributions
     to Shareholders...      (10,454,990)     (20,767,491)       (3,056,078)       (6,150,489)       (2,507,163)       (4,385,529)
                            ------------     ------------      ------------      ------------       -----------      ------------
Transactions in Shares
 of Beneficial Interest
 Proceeds from sales of
   shares:
   Institutional
     Class.............      381,724,244      866,500,419        16,474,350        39,421,139        13,742,784        18,417,877
   Consumer Service
     Class.............       33,696,971       37,943,309            22,432         1,033,188            53,303           708,923
                            ------------     ------------      ------------      ------------       -----------      ------------
                             415,421,215      904,443,728        16,496,782        40,454,327        13,796,087        19,126,800
                            ------------     ------------      ------------      ------------       -----------      ------------
 Net asset value of
   shares issued to
   Shareholders in
   reinvestment of
   distributions:
     Institutional
       Class...........           25,112           28,067         2,191,213         4,357,882         1,626,741         2,629,070
     Consumer Service
       Class...........          652,098          456,141            32,663            42,063            45,789           145,175
                            ------------     ------------      ------------      ------------       -----------      ------------
                                 677,210          484,208         2,223,876         4,399,945         1,672,530         2,774,245
                            ------------     ------------      ------------      ------------       -----------      ------------
 Cost of shares
   redeemed:
   Institutional
     Class.............     (387,031,796)    (824,504,347)       (7,794,018)      (40,782,969)      (10,641,044)      (49,449,964)
   Consumer Service
     Class.............      (24,019,339)     (16,747,680)         (322,557)         (322,490)         (439,282)       (1,829,651)
                            ------------     ------------      ------------      ------------       -----------      ------------
                            (411,051,135)    (841,252,027)       (8,116,575)      (41,105,459)      (11,080,326)      (51,279,615)
                            ------------     ------------      ------------      ------------       -----------      ------------
 Net increase
   (decrease) in net
   assets derived from
   transactions in
   shares of beneficial
   interest............        5,047,290       63,675,909        10,604,083         3,748,813         4,388,291       (29,378,570)
                            ------------     ------------      ------------      ------------       -----------      ------------
Total Increase
 (Decrease) in Net
 Assets................        5,054,827       63,675,909        11,887,180         2,625,094         7,483,261       (31,426,012)
NET ASSETS:
 Beginning of Year.....      392,182,203      328,506,294       108,094,062       105,468,968        79,850,819       111,276,831
                            ------------     ------------      ------------      ------------       -----------      ------------
 End of Year...........  $   397,237,030    $ 392,182,203      $119,981,242      $108,094,062      $ 87,334,080      $ 79,850,819
                            ============     ============      ============      ============       ===========      ============

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (unaudited) (continued)

                                                        EQUITY FUND                    MID CAP GROWTH FUND
                                              --------------------------------   -------------------------------
                                              SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                NOVEMBER 30,        MAY 31,        NOVEMBER 30,       MAY 31,
                                                    1996             1996              1996             1996
                                              ----------------   -------------   ----------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income......................  $    1,299,252    $   2,043,173     $    403,868     $    649,351
  Net realized gains (losses) from investment
    transactions.............................          (2,817)       3,790,726        1,440,107        2,929,921
  Net change in unrealized appreciation from
    investments..............................      25,216,594       25,139,343        7,543,084       14,335,566
                                               --------------    -------------     ------------     ------------
  Increase in net assets resulting from
    operations...............................      26,513,029       30,973,242        9,387,059       17,914,838
                                               --------------    -------------     ------------     ------------
Distributions to Shareholders from:
  Net investment income
    Institutional Class......................      (1,215,209)      (1,950,779)        (391,273)        (643,254)
    Consumer Service Class...................         (73,487)         (92,399)          (5,832)          (4,859)
                                               --------------    -------------     ------------     ------------
                                                   (1,288,696)      (2,043,178)        (397,105)        (648,113)
                                               --------------    -------------     ------------     ------------
  Realized capital gains
    Institutional Class......................              --       (4,158,224)              --       (2,337,629)
    Consumer Service Class...................              --         (210,061)              --          (15,913)
                                               --------------    -------------     ------------     ------------
                                                           --       (4,368,285)              --       (2,353,542)
                                               --------------    -------------     ------------     ------------
  Total Distributions to Shareholders........      (1,288,696)      (6,411,463)        (397,105)      (3,001,655)
                                               --------------    -------------     ------------     ------------
Transactions in Shares of Beneficial Interest
  Proceeds from sales of shares:
    Institutional Class......................      39,113,302       31,171,285       21,433,815       26,665,253
    Consumer Service Class...................       3,297,338        4,177,748          807,148        1,005,191
                                               --------------    -------------     ------------     ------------
                                                   42,410,640       35,349,033       22,240,963       27,670,444
                                               --------------    -------------     ------------     ------------
  Net asset value of shares issued to
    Shareholders in reinvestment of
    distributions:
    Institutional Class......................       1,064,203        4,894,245          362,212        2,548,001
    Consumer Service Class...................          78,150          293,864            6,188           19,816
                                               --------------    -------------     ------------     ------------
                                                    1,142,353        5,188,109          368,400        2,567,817
                                               --------------    -------------     ------------     ------------
  Cost of shares redeemed:
    Institutional Class......................     (18,162,044)     (19,353,829)     (10,233,385)     (11,334,681)
    Consumer Service Class...................        (967,363)      (1,113,532)        (144,928)         (19,842)
                                               --------------    -------------     ------------     ------------
                                                  (19,129,407)     (20,467,361)     (10,378,313)     (11,354,523)
                                               --------------    -------------     ------------     ------------
  Net increase in net assets derived from
    transactions in shares of beneficial
    interest.................................      24,423,586       20,069,781       12,231,050       18,883,738
                                               --------------    -------------     ------------     ------------
Total Increase in Net Assets.................      49,647,919       44,631,560       21,221,004       33,796,921
NET ASSETS:
  Beginning net assets.......................     149,975,182      105,343,622       82,141,478       48,344,557
  Ending net assets..........................  $  199,623,101    $ 149,975,182     $103,362,482     $ 82,141,478
                                               ==============    =============     ============     ============

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- November 30, 1996

     1. Description and Organization. Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of six separate portfolios: Money Market Fund, Short Term Government Income Fund, Intermediate Term Government Income Fund, Equity Fund, Mid Cap Growth Fund and U.S. Treasury Money Market Fund (collectively, the "Funds"), each with two (2) classes of shares, the Institutional Class (offered only to certain institutional investors) and the Consumer Service Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the Consumer Service Class shares bear the expenses incurred in the distribution and marketing of such shares. The Consumer Service Class shares can be subject to a sales load of 2.00% for the Short Term Government Income Fund and the Intermediate Term Government Income Fund and 4.70% for the Equity Fund and the Mid Cap Growth Fund. However, effective December 12, 1995, the sales load for Consumer Service Class has been lifted. There is no sales charge on the Money Market Fund. Currently, five of the portfolios are active and one, U.S. Treasury Money Market Fund, has not commenced operations. The investment objective of the Money Market Fund is to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. The Fund pursues its objective by investing its assets in a broad range of high quality, short-term, money market instruments which have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. The investment objective of the Short Term Government Income Fund is to provide investors with as high a level of current income as is consistent with limiting the risk of potential loss. Under normal conditions, the Short Term Government Income Fund pursues this objective by investing primarily (at least 65% of total assets) in short term government income securities which results in a dollar weighted average portfolio maturity of less than three years. The investment objective of the Intermediate Term Government Income Fund is to provide investors with a high level of current income. Total return, within given quality parameters, is a secondary consideration of the Intermediate Government Income Fund. Under normal conditions, the Intermediate Government Income Fund pursues these objectives by investing primarily (at least 65% of total assets) in intermediate term government income securities. The investment objective of the Equity Fund is to provide investors with long-term capital appreciation. The Equity Fund pursues this objective by investing primarily (at least 65% of total assets) in common stocks of U.S. companies. The Equity Fund may invest in large, well-established companies and smaller companies with market capitalization exceeding $250 million. The investment objective of the Mid Cap Growth Fund is to seek to achieve growth of capital by attempting to outperform the S&P MidCap Index. The Fund will seek to achieve this objective by investing primarily in common stocks of mid-sized companies (those with market capitalization ranging from $200 million to $5.2 billion), including common stocks listed on the S&P MidCap Index (collectively, "Mid Cap Common Stocks") which the Fund's investment adviser believes are likely to outperform the S&P MidCap Index. Prior to June 1, 1992 (commencement of operations for Short Term Government Income Fund, Intermediate Term Government Income Fund and Equity
Fund), the Funds had no operations, other than organizational matters, except for the sale to Furman Selz LLC ("Furman Selz"), of shares of beneficial interest representing the initial capital of the Funds. In the event that any of the initial shares of the Funds owned by Furman Selz are redeemed prior to the complete amortization of organization costs, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     2. Significant Accounting Policies. The following is a summary of significant accounting policies followed by the Funds:

          A. Security Valuation. Securities listed on an exchange or on the NASDAQ National Market System are valued on the basis of the last sale prior to the time the valuation is made in the markets in which such securities are primarily traded. If there has been no sale since the immediately previous valuation, then the current bid price is used. Securities for which the primary market is over-the-counter are valued on the basis of

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1996 the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. Money Market Fund values investments at amortized cost, which approximates market value. Short term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity at purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

          B. Investment Transactions and Income. Transactions are recorded on the trade date. Identified cost of investments sold is used to calculate gain and loss on sales for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Dividends are recorded on the ex-dividend date.

          C.  Determination of Net Asset Value and Calculation of
     Expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the Consumer Service Class shares of each Fund based on net assets of that class.

          D. Federal Income Taxes. It is the Funds' policy to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all taxable income earned during their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for income or excise tax is required.

          E. Distributions to Shareholders. Money Market, Short Term Government Income and Intermediate Term Government Income Funds declare dividends of substantially all of their net investment income daily and pay those dividends monthly. The Equity and The Mid Cap Growth Funds declare and pay as a dividend substantially all of their net investment income each month. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. The Funds record all dividends and distributions on the ex-dividend date.

          The amount of dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

          F. Organization Expenses. Costs incurred in connection with the organization and initial registration of each Fund have been deferred and are being amortized over a sixty month period beginning with each Fund's commencement of operations.

          G. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1996

     3. Advisor. The Funds have entered into an Advisory Contract with Trustmark National Bank ("Trustmark"). Under the Advisory Contract, Trustmark is responsible for managing the investments of the Funds and for continually reviewing, supervising and administering the Funds' investments. For the advisory services it provides to the Funds, Trustmark is entitled to receive monthly fees, based on average daily net assets, at up to the following annual rates: Money Market Fund, 0.30%; Short Term Government Income Fund, 0.40%; Intermediate Term Government Income Fund, 0.50%; Equity Fund, 0.60%; and Mid Cap Growth Fund, 0.75%.

     For the period ended November 30, 1996, Trustmark was entitled to and waived advisory fees as listed below:

                                                                   TRUSTMARK     TRUSTMARK
                                                                   ENTITLED       WAIVED
                                                                   ---------     ---------
      Money Market Fund..........................................  $ 606,587     $ 404,391
      Short Term Government Income Fund..........................    218,825            --
      Intermediate Term Government Income Fund...................    216,814        21,681
      Equity Fund................................................    500,802        83,466
      Mid Cap Growth Fund........................................    335,665        67,134

     4. Administrator. The Funds have entered into an Administrative Services Contract with Furman Selz. Under the Administrative Services Contract, Furman Selz provided management and administrative services necessary for the operation of the Funds, furnished office space and facilities and paid the compensation of the Trust's offices affiliated with Furman Selz. For these administrative services, Furman Selz is paid a monthly fee at the annual rate of 0.15% of the average daily net assets of each Fund.

     For the period ended November 30, 1996, Furman Selz was entitled to and waived administrative services fees as listed below:

                                                              FURMAN SELZ     FURMAN SELZ
                                                               ENTITLED         WAIVED
                                                              -----------     -----------
       Money Market Fund....................................   $ 303,293       $ 181,975
       Short Term Government Income Fund....................      83,288              --
       Intermediate Term Government Income Fund.............      65,044              --
       Equity Fund..........................................     125,201              --
       Mid Cap Growth Fund..................................      67,132              --

     Under a Distribution Plan adopted by the Funds under Rule 12b-1 of the 1940 Act, each Fund may, with respect to its Consumer Service Class, reimburse Performance Funds Distributor, Inc. (the "Distributor"), a subsidiary of Furman Selz, monthly (subject to a limit of 0.35% per annum of the average daily net assets of each Fund) for costs and expenses of the Distributor in connection with the distribution of Fund shares of the Consumer Service Class. No such fees will be paid by the Institutional Class.

     For the period ended November 30, 1996, the actual fee payable amounted to 0.25% per annum of the average daily net assets of each Fund's Consumer Service Class.

     5. Other Transactions with Affiliates. Pursuant to a Fund Accounting Agreement between the Trust and Furman Selz, for calculating net asset values and providing certain other accounting services for each Fund, Furman Selz is paid an annual fee of $30,000 plus out of pocket expenses, from each Fund.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1996

     The Funds retain Furman Selz as transfer agent. Furman Selz provides personnel necessary to perform shareholder servicing functions. Pursuant to a Shareholder Servicing Agreement Furman Selz receives a fee of $15.00 per account, per year, and reimbursement for certain expenses.

     For the period ended November 30, 1996, Furman Selz earned the following fees for the performance of transfer agent and fund accounting services (exclusive of out of pocket costs):

      Money Market Fund...................................................    $19,720
      Short Term Government Income Fund...................................     20,209
      Intermediate Term Government Income Fund............................     29,575
      Equity Fund.........................................................     31,635
      Mid Cap Growth Fund.................................................     23,261

     Pursuant to a Custodian Agreement between the Trust and Trustmark National Bank, Trustmark is the Custodian of the Funds' cash and securities. For these services, Trustmark is paid a monthly fee at the annual rate of 0.04% of the average daily net assets of each Fund, plus certain transaction charges. For the period ended November 30, 1996, Trustmark earned the custody fees shown in the statement of operations.

     6. Repurchase Agreements. The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member Banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. It is the Funds' policy to receive and maintain securities as collateral whose market value, including accrued interest, will be at least 100% of the dollar amount invested by that Fund in each agreement, and that Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, it is the Funds' policy that the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     7. Security Transactions. The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended November 30, 1996 were as follows:

                                                                               PROCEEDS
                                                            COST OF              FROM
                                                          SECURITIES          SECURITIES
                                                           PURCHASED             SOLD
                                                          -----------         -----------
      Short Term Government Income Fund................   $65,596,867         $56,923,255
      Intermediate Term Government Income Fund.........    38,153,590          32,948,176
      Equity Fund......................................    24,766,611             260,358
      Mid Cap Growth Fund..............................    20,873,274           7,537,281

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1996

     Unrealized appreciation at November 30, 1996, based on the cost of securities for Federal income tax purposes, is as follows:

                                                         GROSS        GROSS           NET
                                                      UNREALIZED    UNREALIZED    UNREALIZED
                                                      APPRECIATION  DEPRECIATION  APPRECIATION
                                                      -----------   ----------    -----------
        Short Term Government Income Fund...........  $ 1,283,134   $    1,939    $ 1,281,195
        Intermediate Term Government Income Fund....    1,732,246      137,012      1,595,234
        Equity Fund.................................   66,880,756      739,222     66,141,534
        Mid Cap Growth Fund.........................   27,912,028    1,255,518     26,656,510

     8. Capital Share Transactions. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds were as follows:

                                                                                           SHORT TERM GOVERNMENT INCOME
                                                             MONEY MARKET FUND                         FUND
                                                      -------------------------------     -------------------------------
                                                      SIX MONTHS ENDED    YEAR ENDED      SIX MONTHS ENDED    YEAR ENDED
                                                        NOVEMBER 30,       MAY 31,          NOVEMBER 30,       MAY 31,
                                                            1996             1996               1996             1996
                                                      ----------------   ------------     ----------------   ------------
INSTITUTIONAL CLASS
Shares sold.........................................     381,724,245     866,500,419          1,682,586        3,990,252
Shares issued in reinvestment of distributions......          25,114          28,067            224,265          442,352
                                                      --------------     -----------      -------------      -----------
                                                         381,749,359     866,528,486          1,906,851        4,432,604
Shares redeemed.....................................    (387,031,796)   (824,504,347)          (797,605)      (4,140,652)
                                                      --------------     -----------      -------------      -----------
Net increase (decrease) in shares...................      (5,282,437)     42,024,139          1,109,246          291,952
                                                      ==============     ===========      =============      ===========
CONSUMER SERVICE CLASS
Shares sold.........................................      33,696,972      37,943,309              2,278          104,816
Shares issued in reinvestment of distributions......         652,098         456,141              3,343            4,272
                                                      --------------     -----------      -------------      -----------
                                                          34,349,070      38,399,450              5,621          109,088
Shares redeemed.....................................     (24,019,339)    (16,747,680)           (33,077)         (32,694)
                                                      --------------     -----------      -------------      -----------
Net increase (decrease) in shares...................      10,329,731      21,651,770            (27,456)          76,394
                                                      ==============     ===========      =============      ===========

                                                             INTERMEDIATE TERM
                                                          GOVERNMENT INCOME FUND                    EQUITY FUND
                                                      -------------------------------     -------------------------------
                                                      SIX MONTHS ENDED    YEAR ENDED      SIX MONTHS ENDED    YEAR ENDED
                                                        NOVEMBER 30,       MAY 31,          NOVEMBER 30,       MAY 31,
                                                            1996             1996               1996             1996
                                                      ----------------   ------------     ----------------   ------------
INSTITUTIONAL CLASS
Shares sold.........................................      1,393,832        1,812,613          2,488,500        2,221,605
Shares issued in reinvestment of distributions......        164,694          258,829             68,862          350,538
                                                      --------------     -----------      -------------      -----------
                                                          1,558,526        2,071,442          2,557,362        2,572,143
Shares redeemed.....................................     (1,072,566)      (4,845,988)        (1,157,402)      (1,409,960)
                                                      --------------     -----------      -------------      -----------
Net increase (decrease) in shares...................        485,960       (2,774,546)         1,399,960        1,162,183
                                                      ==============     ===========      =============      ===========
CONSUMER SERVICE CLASS
Shares sold.........................................          5,424           69,994            222,977          282,644
Shares issued in reinvestment of distributions......          4,636           14,284              5,057           21,044
                                                      --------------     -----------      -------------      -----------
                                                             10,060           84,278            228,034          303,688
Shares redeemed.....................................        (44,573)        (181,825)           (64,212)         (79,130)
                                                      --------------     -----------      -------------      -----------
Net increase (decrease) in shares...................        (34,513)         (97,547)           163,822          224,558
                                                      ==============     ===========      =============      ===========

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 1996

                                                                                           MID CAP GROWTH FUND
                                                                                    ---------------------------------
                                                                                    SIX MONTHS ENDED
                                                                                      NOVEMBER 30,        YEAR ENDED
                                                                                          1996           MAY 31, 1996
                                                                                    ----------------     ------------
INSTITUTIONAL CLASS
Shares sold.......................................................................      1,559,509          2,117,774
Shares issued in reinvestment of distributions....................................         25,931            209,185
                                                                                    -------------        -----------
                                                                                        1,585,440          2,326,959
Shares redeemed...................................................................       (737,841)          (909,532)
                                                                                    -------------        -----------
Net increase (decrease) in shares.................................................        847,599          1,417,427
                                                                                    =============        ===========
CONSUMER SERVICE CLASS
Shares sold.......................................................................         57,025             77,326
Shares issued in reinvestment of distributions....................................            443              1,623
                                                                                    -------------        -----------
                                                                                           57,468             78,949
Shares redeemed...................................................................        (10,421)            (1,579)
                                                                                    -------------        -----------
Net increase (decrease) in shares.................................................         47,047             77,370
                                                                                    =============        ===========

     9. Concentration of Credit Risk. In the pursuit of its minimum credit risk policy, Money Market Fund maintains a diversified portfolio of money market instruments, each of which matures in 397 days or less and is rated in the highest rating category of at least two nationally recognized statistical rating organizations, or, if not rated, is judged by the Board of Trustees to be of comparable quality. The ability of the issuer of the instruments to meet its obligations may be affected by economic developments in a specific industry or region.

     10. Subsequent Events. Furman Selz has consummated an agreement with BISYS Group, Inc. ("BISYS") whereby services currently provided to the Company by Furman Selz will be provided to the Company by BISYS and certain of its affiliates under new Administrative Services, Transfer Agency and Fund Accounting Agreements between the Company and BISYS.

PERFORMANCE FUNDS TRUST
Financial Highlights
For a share of beneficial interest outstanding throughout each period

                                                                      MONEY MARKET FUND
                             ----------------------------------------------------------------------------------------------------
                                            INSTITUTIONAL CLASS                                CONSUMER SERVICE CLASS
                             --------------------------------------------------    ----------------------------------------------
                              SIX MONTHS                                            SIX MONTHS
                                 ENDED          YEAR        YEAR         YEAR          ENDED         YEAR       YEAR       YEAR
                             NOVEMBER 30,      ENDED       ENDED        ENDED      NOVEMBER 30,      ENDED      ENDED      ENDED
                                 1996         MAY 31,     MAY 31,      MAY 31,         1996         MAY 31,    MAY 31,    MAY 31,
                              (UNAUDITED)       1996        1995        1994*       (UNAUDITED)      1996       1995       1994*
                             -------------    --------    --------     --------    -------------    -------    -------    -------
NET ASSET VALUE, BEGINNING
 OF PERIOD..................       $1.00         $1.00       $1.00        $1.00         $1.00        $1.00      $1.00      $1.00
                                   -----         -----       -----        -----         -----        -----      -----      -----
Income from Investment
 Operations:
 Net investment income......        0.03          0.05        0.05         0.02          0.02         0.05       0.05       0.02
                                   -----         -----       -----        -----         -----        -----      -----      -----
Less Distributions;
 Dividends from net
   investment income........       (0.03)        (0.05)      (0.05)       (0.02)        (0.02)       (0.05)     (0.05)     (0.02)
                                   -----         -----       -----        -----         -----        -----      -----      -----
Net Asset Value, End of
 Period.....................       $1.00         $1.00       $1.00        $1.00         $1.00        $1.00      $1.00      $1.00
                                   =====         =====       =====        =====         =====        =====      =====      =====
Total Return................        2.63%         5.60%       5.27%        2.17%         2.51%        5.33%      5.02%      2.03%
Ratios/Supplemental Data:
 Net Assets, End of Period
   (in thousands)...........   $ 361,691      $366,966    $324,942     $139,157       $35,546       $25,216    $3,564       $797
 Ratios of Expenses to
   Average Net Assets.......        0.25%**       0.24%       0.23%        0.15%**       0.54%**      0.49%      0.48%      0.40%**
 Effect of
   waivers/reimbursements on
   expense ratios...........        0.29%**       0.30%       0.36%        0.53%**       0.33%**      0.30%      0.36%      0.53%**
 Ratios of Net Investment
   Income to
   Average Net Assets.......        5.11%**       5.42%       5.27%        3.30%**       5.76%**      5.17%      5.02%      3.05%**

                                                                 SHORT TERM GOVERNMENT INCOME FUND
                                      ----------------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS                          CONSUMER SERVICE CLASS
                                      ------------------------------------------------------------    ------------------------
                                       SIX MONTHS                                                      SIX MONTHS
                                         ENDED          YEAR        YEAR        YEAR        YEAR         ENDED          YEAR
                                      NOVEMBER 30,     ENDED       ENDED       ENDED       ENDED      NOVEMBER 30,     ENDED
                                          1996        MAY 31,     MAY 31,     MAY 31,     MAY 31,         1996        MAY 31,
                                      (UNAUDITED)       1996        1995        1994       1993*      (UNAUDITED)       1996
                                      ------------    --------    --------    --------    --------    ------------    --------
NET ASSET VALUE, BEGINNING OF
 PERIOD..............................      $9.75         $9.84       $9.77      $10.10      $10.00        $9.75          $9.84
                                           -----         -----       -----      ------      ------        -----          -----
Income from Investment Operations:
 Net investment income...............       0.27          0.54        0.53        0.40        0.44         0.25           0.51
 Net gain (loss) on securities (both
   realized and unrealized)..........       0.11         (0.09)       0.07       (0.25)       0.22         0.12          (0.09)
                                           -----         -----       -----      ------      ------        -----          -----
 Total from Investment Operations....       0.38          0.45        0.60        0.15        0.66         0.37           0.42
                                           -----         -----       -----      ------      ------        -----          -----
Less Distributions:
 Dividends from net investment
   income............................      (0.27)        (0.54)      (0.53)      (0.40)      (0.44)       (0.26)         (0.51)
 Distributions from net realized
   gains.............................         --            --          --       (0.05)      (0.12)          --             --
 Distributions in excess of net
   realized gains....................         --            --          --       (0.03)      (0.12)          --             --
                                           -----         -----       -----      ------      ------        -----          -----
 Total Distributions.................      (0.27)        (0.54)      (0.53)      (0.48)      (0.56)       (0.26)         (0.51)
                                           -----         -----       -----      ------      ------        -----          -----
Net Asset Value, End of Period.......      $9.86         $9.75       $9.84       $9.77      $10.10        $9.86          $9.75
                                           =====         =====       =====      ======      ======        =====          =====
Total Return (not reflecting sales
 load)...............................       3.94%         4.65%       6.37%       1.49%       6.74%        3.81%          4.38%
Ratios/Supplemental Data:
 Net Assets, End of Period
   (in thousands)....................   $118,758      $106,617    $104,730    $111,657    $138,822       $1,223         $1,477
 Ratios of Expenses to Average Net
   Assets............................       0.67%**       0.71%       0.74%       0.69%       0.67%        0.85%**        0.95%
 Effect of waivers/reimbursements on
   expense ratios....................         --**        0.01%       0.03%       0.05%       0.05%          --**         0.01%
 Ratios of Net Investment Income to
   Average Net Assets................       5.50%**       5.48%       5.43%       4.00%       4.32%        4.71%**        5.23%
 Portfolio Turnover Rate.............      53.96%       120.00%     267.65%     213.43%     216.52%       53.96%        120.00%

                                      SHORT TERM GOVERNMENT INCOME FUND
                                      ---------------------------------
                                          CONSUMER SERVICE CLASS
                                          ----------------------
                                        YEAR       YEAR       YEAR
                                        ENDED      ENDED      ENDED
                                       MAY 31,    MAY 31,    MAY 31,
                                        1995       1994       1993*
                                       -------    -------    -------
NET ASSET VALUE, BEGINNING OF
 PERIOD..............................    $9.77     $10.10     $10.00
                                         -----     ------     ------
Income from Investment Operations:
 Net investment income...............     0.50       0.37       0.43
 Net gain (loss) on securities (both
   realized and unrealized)..........     0.07      (0.25)      0.22
                                         -----     ------     ------
 Total from Investment Operations....     0.57       0.12       0.65
                                         -----     ------     ------
Less Distributions:
 Dividends from net investment
   income............................    (0.50)     (0.37)     (0.43)
 Distributions from net realized
   gains.............................       --      (0.05)     (0.12)
 Distributions in excess of net
   realized gains....................       --      (0.03)        --
                                         -----     ------     ------
 Total Distributions.................    (0.50)     (0.45)     (0.55)
                                         -----     ------     ------
Net Asset Value, End of Period.......    $9.84      $9.77     $10.10
                                         =====      =====     ======
Total Return (not reflecting sales
 load)...............................     6.12%      1.23%      6.67%
Ratios/Supplemental Data:
 Net Assets, End of Period
   (in thousands)....................     $739       $654     $1,125
 Ratios of Expenses to Average Net
   Assets............................     0.99%      0.94%      0.75%
 Effect of waivers/reimbursements on
   expense ratios....................     0.03%      0.05%      0.05%
 Ratios of Net Investment Income to
   Average Net Assets................     5.18%      3.75%      4.24%
 Portfolio Turnover Rate.............   267.65%    213.43%    216.52%

 * Fund commenced operations on June 1, 1992.
** Annualized.

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                          INTERMEDIATE TERM GOVERNMENT INCOME FUND
                                  -----------------------------------------------------------------------------------------
                                                      INSTITUTIONAL CLASS                           CONSUMER SERVICE CLASS
                                  ------------------------------------------------------------     ------------------------
                                   SIX MONTHS                                                       SIX MONTHS
                                     ENDED          YEAR        YEAR        YEAR        YEAR          ENDED          YEAR
                                  NOVEMBER 30,     ENDED       ENDED       ENDED       ENDED       NOVEMBER 30,     ENDED
                                      1996        MAY 31,     MAY 31,     MAY 31,     MAY 31,          1996        MAY 31,
                                  (UNAUDITED)       1996        1995        1994       1993*       (UNAUDITED)       1996
                                  ------------    --------    --------    --------    --------     ------------    --------
NET ASSET VALUE, BEGINNING OF
 PERIOD..........................      $9.82        $10.11       $9.87      $10.56      $10.00          $9.82        $10.11
                                       -----        ------       -----      ------      ------          -----        ------
Income from Investment
 Operations:
 Net investment income...........       0.29          0.56        0.62        0.58        0.62           0.27          0.54
 Net gain (loss) on securities
   (both realized and
   unrealized)...................       0.35         (0.29)       0.25       (0.52)       0.61           0.35         (0.29)
                                       -----        ------       -----      ------      ------          -----        ------
 Total from Investment
   Operations....................       0.64          0.27        0.87        0.06        1.23           0.62          0.25
                                       -----        ------       -----      ------      ------          -----        ------
Less Distributions:
 Dividends from net investment
   income........................      (0.29)        (0.56)      (0.62)      (0.58)      (0.62)         (0.27)        (0.54)
 Distributions from net realized
   gains.........................         --            --          --       (0.11)      (0.05)            --            --
 Distributions in excess of net
   realized gains................         --            --       (0.01)      (0.06)         --             --            --
                                       -----        ------       -----      ------      ------          -----        ------
 Total Distributions.............      (0.29)        (0.56)      (0.63)      (0.75)      (0.67)         (0.27)        (0.54)
                                       -----        ------       -----      ------      ------          -----        ------
Net Asset Value, End of Period...     $10.17         $9.82      $10.11       $9.87      $10.56         $10.17         $9.82
                                      ======         =====      ======       =====      ======         ======         =====
Total Return (not reflecting
 sales load).....................       6.59%         2.66%       9.31%       0.34%      12.66%          6.46%         2.40%
Ratios/Supplemental Data:
 Net Assets, End of Period
   (in thousands)................    $85,433       $77,677    $108,052    $158,420    $150,115         $1,901         2,174
 Ratios of Expenses to Average
   Net Assets....................       0.80%**       0.81%       0.71%       0.65%       0.67%          1.03%**       1.06%
 Effect of waivers/reimbursements
   on
   expense ratios................       0.05%**       0.05%       0.11%       0.15%       0.15%          0.05%**       0.05%
 Ratios of Net Investment Income
   to
   Average Net Assets............       5.78**        5.55%       6.44%       5.50%       6.00%          5.36%**       5.30%
 Portfolio Turnover Rate.........      40.39%       183.00%     339.95%     102.46%      54.43%         40.39%       183.00%

                              INTERMEDIATE TERM GOVERNMENT INCOME FUND
                              ----------------------------------------
                                         CONSUMER SERVICE CLASS
                                   --------------------------------
                                     YEAR        YEAR        YEAR
                                    ENDED       ENDED       ENDED
                                   MAY 31,     MAY 31,     MAY 31,
                                     1995        1994       1993*
                                   --------    --------    --------
NET ASSET VALUE, BEGINNING OF
 PERIOD..........................     $9.87      $10.56      $10.00
                                     ------       -----      ------
Income from Investment
 Operations:
 Net investment income...........      0.60        0.55        0.62
 Net gain (loss) on securities
   (both realized and
   unrealized)...................      0.25       (0.52)       0.61
                                     ------       -----      ------
 Total from Investment
   Operations....................      0.85        0.03        1.23
                                     ------       -----      ------
Less Distributions:
 Dividends from net investment
   income........................     (0.60)      (0.55)      (0.62)
 Distributions from net realized
   gains.........................        --       (0.11)      (0.05)
 Distributions in excess of net
   realized gains................     (0.01)      (0.06)         --
                                     ------       -----      ------
 Total Distributions.............     (0.61)      (0.72)      (0.67)
                                     ------       -----      ------
Net Asset Value, End of Period...    $10.11       $9.87      $10.56
                                     ======       =====      ======
Total Return (not reflecting
 sales load).....................      9.06%       0.08%      12.58%
Ratios/Supplemental Data:
 Net Assets, End of Period
   (in thousands)................    $3,225      $3,384      $1,952
 Ratios of Expenses to Average
   Net Assets....................      0.96%       0.90%       0.78%
 Effect of waivers/reimbursements
   on
   expense ratios................      0.11%       0.15%       0.15%
 Ratios of Net Investment Income
   to
   Average Net Assets............      6.19%       5.25%       5.89%
 Portfolio Turnover Rate.........    339.95%     102.46%      54.43%

 * Fund commenced operations on June 1, 1992.
** Annualized.

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                                EQUITY FUND
           ----------------------------------------------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS                                         CONSUMER SERVICE CLASS
           ----------------------------------------------------------    --------------------------------------------------------
            SIX MONTHS                                                    SIX MONTHS
              ENDED          YEAR        YEAR       YEAR       YEAR         ENDED         YEAR       YEAR       YEAR       YEAR
           NOVEMBER 30,     ENDED       ENDED       ENDED      ENDED     NOVEMBER 30,     ENDED      ENDED      ENDED      ENDED
               1996        MAY 31,     MAY 31,     MAY 31,    MAY 31,        1996        MAY 31,    MAY 31,    MAY 31,    MAY 31,
           (UNAUDITED)       1996        1995       1994       1993*     (UNAUDITED)      1996       1995       1994       1993*
           ------------    --------    --------    -------    -------    ------------    -------    -------    -------    -------
NET ASSET
  VALUE,
 BEGINNING
  OF
 PERIOD...     $15.29        $12.51      $11.33     $11.21     $10.00        $15.29       $12.51    $11.33     $11.21     $10.00
               ------        ------      ------     ------     ------        ------       ------    ------     ------     ------
Income
  from
Investment
  Operations:
  Net
investment
 income...       0.12          0.23        0.25       0.23       0.22          0.11         0.19      0.22       0.20       0.21
  Net gain
    (loss)
    on
securities
    (both
  realized
    and
    unrealized)...       2.27     3.29     1.42       0.12       1.21          2.26         3.29      1.42       0.12       1.21
                       ------   ------   ------     ------     ------        ------       ------    ------     ------     ------
  Total
    from
Investment
    Operations...       2.39     3.52      1.67       0.35       1.43          2.37         3.48      1.64       0.32       1.42
                      ------   ------    ------     ------     ------        ------       ------    ------     ------     ------
Less
Distributions:
 Dividends
    from
    net
investment
 income...      (0.12)        (0.23)      (0.24)     (0.23)     (0.22)        (0.10)       (0.19)    (0.21)     (0.20)     (0.21)
  Distributions
    from net
  realized
  gains...         --         (0.51)      (0.25)        --         --            --        (0.51)    (0.25)        --         --
               ------        ------      ------     ------     ------        ------       ------    ------     ------     ------
  Total
  Distributions...      (0.12)    (0.74)    (0.49)   (0.23)     (0.22)        (0.10)       (0.70)    (0.46)     (0.20)     (0.21)
                       ------    ------    ------   ------     ------        ------       ------    ------     ------     ------
Net Asset
  Value,
  End of
 Period...     $17.56        $15.29      $12.51     $11.33     $11.21        $17.56       $15.29    $12.51     $11.33     $11.21
               ======        ======      ======     ======     ======        ======       ======    ======     ======     ======
Total
  Return
  (not
reflecting
  sales
  load)...      15.73%        28.73%      15.35%      3.10%     14.48%        15.59%       28.42%    15.10%      2.85%     14.37%
Ratios/Supplementary
  Data:
  Net
   Assets,
    End of
    Period
    (in
    thousands)...   $185,457 $140,144  $100,110    $93,983    $87,755      $ 14,166      $ 9,831    $5,234     $5,287     $3,348
  Ratios
    of
  Expenses
    to
   Average
    Net
 Assets...       0.80%**       0.81%       0.79%      0.83%      0.83%         1.04%**      1.06%     1.04%      1.08%      0.94%
  Effect
    of
  waivers/
    reimbursements
    on
   expense
 ratios...       0.10%**       0.10%       0.13%      0.15%      0.20%         0.10%**      0.10%     0.13%      0.15%      0.20%
  Ratios
    of Net
Investment
    Income
    to
   Average
    Net
 Assets...       1.57%**       1.65%       2.15%      1.99%      2.20%         1.31%**      1.40%     1.90%      1.74%      2.09%
 Portfolio
  Turnover
   Rate...       0.17%         6.00%      58.08%     27.11%      2.61%         0.17%        6.00%    58.08%     27.11%      2.61%
  Average
Commission
    Rate
    (a)...   $ 0.0899      $ 0.1067    $     --    $    --    $    --      $ 0.0899      $0.1067    $   --     $   --     $   --

 * Fund commenced operations on June 1, 1992.

 ** Annualized.

(a) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                                        MID CAP GROWTH FUND
                                  -----------------------------------------------------------------------------------------------
                                               INSTITUTIONAL CLASS                             CONSUMER SERVICE CLASS
                                  ---------------------------------------------    ----------------------------------------------
                                   SIX MONTHS                                       SIX MONTHS
                                     ENDED         YEAR       YEAR       YEAR         ENDED         YEAR       YEAR        YEAR
                                  NOVEMBER 30,     ENDED      ENDED      ENDED     NOVEMBER 30,     ENDED      ENDED       ENDED
                                      1996        MAY 31,    MAY 31,    MAY 31,        1996        MAY 31,    MAY 31,     MAY 31,
                                  (UNAUDITED)      1996       1995       1994*     (UNAUDITED)      1996       1995        1994*
                                  ------------    -------    -------    -------    ------------    -------    -------     -------
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................     $14.05       $11.11     $ 9.60     $10.00       $14.05        $11.11    $ 9.60      $10.00
                                      ------       ------     ------     ------       ------        ------    ------      ------
Income from Investment
  Operations:
  Net investment income..........       0.06         0.13       0.13       0.03         0.06          0.10      0.11        0.03
  Net gain (loss) on securities
    (both realized and
    unrealized)..................       1.28         3.44       1.51      (0.40)        1.28          3.44      1.51       (0.40)
                                      ------       ------     ------     ------       ------        ------    ------      ------
    Total from Investment
      Operations.................       1.34         3.57       1.64      (0.37)        1.34          3.54      1.62       (0.37)
                                      ------       ------     ------     ------       ------        ------    ------      ------
Less Distributions:
  Dividends from net investment
    income.......................      (0.06)       (0.13)     (0.13)     (0.03)       (0.06)        (0.10)    (0.11)      (0.03)
  Distributions from net realized
    gains........................         --        (0.50)        --         --           --         (0.50)       --          --
                                      ------       ------     ------     ------       ------        ------    ------      ------
  Total Distributions............      (0.06)       (0.63)     (0.13)     (0.03)       (0.06)        (0.60)    (0.11)      (0.03)
                                      ------       ------     ------     ------       ------        ------    ------      ------
Net Asset Value, End of Period...     $15.33       $14.05     $11.11     $ 9.60       $15.33        $14.05    $11.11       $9.60
                                      ======       ======     ======     ======       ======        ======    ======       =====
Total Return (not reflecting
  sales load)....................       9.59%       33.06%     17.31%     (3.66)%       9.46%        32.76%    17.06%      (3.70)%
Ratios/Supplementary Data:
  Net Assets, End of Period (in
    thousands)...................   $101,071      $80,704    $48,068    $33,779       $2,291       $ 1,437    $  277      $   35
  Ratios of Expenses to Average
    Net Assets...................       0.91%**      0.98%      0.96%      0.93%**      1.21%**       1.23%     1.21% **    1.18% **
  Effect of
    waivers/reimbursements on
    expense ratios...............       0.15%**      0.16%      0.26%      1.00%**      0.16%**       0.16%     0.26%        100% **
  Ratios of Net Investment Income
    to Average Net Assets........       0.90%**      1.06%      1.37%      1.60%**      0.70%**       0.79%     1.12%       1.35% **
  Portfolio Turnover Rate........       8.94%       28.00%     20.39%      5.88%        8.94%        28.00%    20.39%       5.88%
  Average Commission Rate (a)....   $ 0.0900      $0.1070    $    --    $    --       $0.0900      $0.1070    $   --      $   --

 * Fund commenced operations on February 24, 1994.

 ** Annualized.

(a) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying notes to financial statements.

                      [This page intentionally left blank]

(PERFORMANCE FUNDS LOGO)

INVESTMENT ADVISOR
------------------

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT
--------------

Furman Selz LLC
230 Park Avenue
New York, New York 10169

DISTRIBUTOR
-----------

Performance Funds Distributor, Inc.
230 Park Avenue
New York, New York 10169

CUSTODIAN
---------

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL
-------

Baker & McKenzie
805 Third Avenue
New York, New York 10022

INDEPENDENT ACCOUNTANTS
-----------------------

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

(PERFORMANCE FUNDS LOGO)

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

SEMI-ANNUAL REPORT
NOVEMBER 30, 1996

INVESTMENT ADVISOR

(TRUSTMARK LOGO)

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

PF1/97